BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 6.6%
Adams Mill CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A2R, (LIBOR USD 3
Month + 1.10%), 1.34%, 07/15/26 .... USD 661 $ 661,348
Series 2014-1A, Class C1R, (LIBOR USD 3
Month + 2.35%), 2.59%, 07/15/26 .... 390 387,057
AGL CLO 7 Ltd.
(a)(b)
:
Series 2020-7A, Class A1, (LIBOR USD 3
Month + 1.80%), 2.05%, 07/15/31 .... 540 541,343
Series 2020-7A, Class D, (LIBOR USD 3
Month + 4.40%), 4.65%, 07/15/31 .... 250 251,279
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1, (LIBOR USD 3 Month + 1.39%), 1.61%,
04/20/32
(a)(b)
..................... 1,320 1,323,924
AGL Core CLO 5 Ltd., Series 2020-5A, Class
D, (LIBOR USD 3 Month + 4.95%), 5.25%,
07/20/30
(a)(b)(c)
.................... 250 251,575
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.29%,
10/21/28
(a)(b)
..................... 1,130 1,127,816
Allegro CLO IV Ltd.
(a)(b)
:
Series 2016-1A, Class AR, (LIBOR USD 3
Month + 1.15%), 1.39%, 01/15/30 .... 1,444 1,447,145
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.94%, 01/15/30 .... 560 559,551
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.09%, 10/15/29
(a)(b)
1,660 1,662,028
ALM XIX Ltd., Series 2016-19A, Class A2RA,
(LIBOR USD 3 Month + 1.45%), 1.69%,
04/16/29
(a)(b)(c)
.................... 730 723,576
ALM XVI Ltd.
(a)(b)
:
Series 2015-16A, Class A2R2, (LIBOR USD
3 Month + 1.50%), 1.74%, 07/15/27 ... 1,480 1,464,320
Series 2015-16A, Class BR2, (LIBOR USD 3
Month + 1.90%), 2.14%, 07/15/27 .... 560 553,807
ALM XVIII Ltd., Series 2016-18A, Class A2R,
(LIBOR USD 3 Month + 1.65%), 1.89%,
01/15/28
(a)(b)
..................... 500 495,685
AMMC CLO 16 Ltd., Series 2015-16A, Class
BR, (LIBOR USD 3 Month + 1.60%), 1.83%,
04/14/29
(a)(b)
..................... 250 245,997
AMMC CLO XII Ltd., Series 2013-12A, Class
AR, (LIBOR USD 3 Month + 1.20%), 1.41%,
11/10/30
(a)(b)
..................... 500 499,189
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1LR, (LIBOR USD 3 Month + 1.26%),
1.47%, 07/24/29
(a)(b)
................ 781 779,962
AMMC CLO XIV Ltd., Series 2014-14A, Class
A1LR, (LIBOR USD 3 Month + 1.25%),
1.46%, 07/25/29
(a)(b)
................ 1,530 1,528,485
AMSR Trust, Series 2020-SFR2, Class D,
3.28%, 07/17/37
(b)
................. 557 579,249
Anchorage Capital CLO 1-R Ltd., Series 2018-
1RA, Class A1, (LIBOR USD 3 Month +
0.99%), 1.21%, 04/13/31
(a)(b)
.......... 2,240 2,222,263
Anchorage Capital CLO 3-R Ltd., Series
2014-3RA, Class B, (LIBOR USD 3 Month +
1.50%), 1.72%, 01/28/31
(a)(b)
.......... 1,040 1,030,653
Anchorage Capital CLO 4-R Ltd.
(a)(b)
:
Series 2014-4RA, Class A, (LIBOR USD 3
Month + 1.05%), 1.27%, 01/28/31 .... 920 917,903
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.07%, 01/28/31 .... 360 350,202
Anchorage Capital CLO 5-R Ltd.
(a)(b)
:
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 1.69%, 01/15/30 .... 420 411,358
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.09%, 01/15/30 .... USD 250 $ 245,331
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class AR, (LIBOR USD 3 Month + 1.27%),
1.51%, 07/15/30
(a)(b)
................ 580 580,277
Anchorage Capital CLO 7 Ltd.
(a)(b)
:
Series 2015-7A, Class AR2, (LIBOR USD 3
Month + 1.09%), 1.31%, 01/28/31 .... 930 926,490
Series 2015-7A, Class BR2, (LIBOR USD 3
Month + 1.75%), 1.97%, 01/28/31 .... 1,640 1,618,042
Series 2015-7A, Class D1R2, (LIBOR USD 3
Month + 3.50%), 3.72%, 01/28/31 .... 250 247,404
Anchorage Capital CLO 8 Ltd.
(a)(b)
:
Series 2016-8A, Class AR, (LIBOR USD 3
Month + 1.00%), 1.22%, 07/28/28 .... 507 505,940
Series 2016-8A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.82%, 07/28/28 .... 650 647,659
Anchorage Capital CLO Ltd., Series 2013-1A,
Class A1R, (LIBOR USD 3 Month + 1.25%),
1.47%, 10/13/30
(a)(b)
................ 670 669,999
Anchorage Capital Europe CLO 2 DAC, Series
2A, Class B, (EURIBOR 3 Month + 1.80%),
1.80%, 05/15/31
(a)(b)
................ EUR 250 305,140
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.32%,
04/15/31
(a)(b)
..................... USD 4,916 4,905,257
Apidos CLO XV, Series 2013-15A, Class A1RR,
(LIBOR USD 3 Month + 1.01%), 1.23%,
04/20/31
(a)(b)
..................... 500 496,849
Apidos CLO XVIII, Series 2018-18A, Class A1,
(LIBOR USD 3 Month + 1.14%), 1.36%,
10/22/30
(a)(b)
..................... 350 347,889
Apidos CLO XXXI, Series 2019-31A, Class
B, (LIBOR USD 3 Month + 1.90%), 2.14%,
04/15/31
(a)(b)
..................... 580 581,995
Aqueduct European CLO 4 DAC, Series 2019-
4X, Class B1, (EURIBOR 3 Month + 1.80%),
1.80%, 07/15/32
(a)
................. EUR 340 412,859
Arbour CLO II DAC, Series 2014-2X, Class
B2R, (EURIBOR 3 Month + 1.50%), 1.50%,
05/15/30
(a)
...................... 202 246,397
Ares European CLO X BV, Series 10X, Class
B1, (EURIBOR 3 Month + 1.70%), 1.70%,
10/15/31
(a)
...................... 180 218,934
Ares European CLO XI BV, Series 11X, Class
B1, (EURIBOR 3 Month + 1.85%), 1.85%,
04/15/32
(a)
...................... 170 207,997
Ares European CLO XII BV, Series 12X, Class
B1, (EURIBOR 3 Month + 1.75%), 1.75%,
04/20/32
(a)
...................... 200 245,304
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.41%, 10/15/30
(a)(b)
................ USD 310 308,677
Atrium IX, Series 9A, Class AR, (LIBOR USD 3
Month + 1.24%), 1.46%, 05/28/30
(a)(b)
.... 990 987,082
Atrium XII, Series 12A, Class AR, (LIBOR USD
3 Month + 0.83%), 1.05%, 04/22/27
(a)(b)
... 363 361,818
Avery Point IV CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.10%), 1.31%,
04/25/26
(a)(b)
..................... 816 815,615
Avery Point V CLO Ltd.
(a)(b)
:
Series 2014-5A, Class AR, (LIBOR USD 3
Month + 0.98%), 1.20%, 07/17/26 .... 282 282,180
Series 2014-5A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.72%, 07/17/26 .... 650 646,619

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Avery Point VI CLO Ltd.
(a)(b)
:
Series 2015-6A, Class AR, (LIBOR USD 3
Month + 1.05%), 1.27%, 08/05/27 .... USD 865 $ 862,496
Series 2015-6A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.72%, 08/05/27 .... 840 835,863
Avery Point VII CLO Ltd., Series 2015-7A,
Class AR, (LIBOR USD 3 Month + 1.14%),
1.38%, 01/15/28
(a)(b)
................ 1,650 1,649,369
Avoca CLO XVII Designated Activity Co., Series
17A, Class B1R, (EURIBOR 3 Month +
1.70%), 1.70%, 10/15/32
(a)(b)
.......... EUR 262 318,561
Avoca CLO XVIII DAC, Series 18X, Class
C, (EURIBOR 3 Month + 1.75%), 1.75%,
04/15/31
(a)
...................... 100 120,730
Babson CLO Ltd., Series 2015-IA, Class BR,
(LIBOR USD 3 Month + 1.40%), 1.62%,
01/20/31
(a)(b)
..................... USD 250 245,147
Bain Capital Credit CLO, Series 2019-1A, Class
C, (LIBOR USD 3 Month + 2.75%), 2.97%,
04/18/32
(a)(b)
..................... 250 250,314
Bain Capital Credit CLO Ltd.
(a)(b)
:
Series 2018-2A, Class A1, (LIBOR USD 3
Month + 1.08%), 1.30%, 07/19/31 .... 330 327,032
Series 2019-3A, Class C, (LIBOR USD 3
Month + 2.85%), 3.06%, 10/21/32 .... 250 251,101
Barings CLO Ltd., Series 2018-3A, Class A1,
(LIBOR USD 3 Month + 0.95%), 1.17%,
07/20/29
(a)(b)
..................... 270 269,021
Battalion CLO 18 Ltd.
(a)(b)
:
Series 2020-18A, Class B, (LIBOR USD 3
Month + 2.30%), 2.53%, 10/15/32 .... 375 372,603
Series 2020-18A, Class D1, (LIBOR USD 3
Month + 4.00%), 4.23%, 10/15/32 .... 326 328,004
Battalion CLO VII Ltd., Series 2014-7A, Class
A1RR, (LIBOR USD 3 Month + 1.04%),
1.26%, 07/17/28
(a)(b)
................ 730 728,232
Battalion CLO VIII Ltd.
(a)(b)
:
Series 2015-8A, Class A1R2, (LIBOR USD 3
Month + 1.07%), 1.29%, 07/18/30 .... 1,332 1,324,410
Series 2015-8A, Class A2R2, (LIBOR USD 3
Month + 1.55%), 1.77%, 07/18/30 .... 666 648,259
Battalion CLO X Ltd., Series 2016-10A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.46%, 01/24/29
(a)(b)
................ 4,880 4,877,560
BDS Ltd., Series 2019-FL3, Class A, (LIBOR
USD 1 Month + 1.40%), 1.55%, 12/15/35
(a)(b)
1,080 1,076,749
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R, (LIBOR USD 3 Month
+ 1.75%), 1.99%, 07/15/29
(a)(b)
......... 650 649,998
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (LIBOR USD 3 Month
+ 1.09%), 1.31%, 04/20/31
(a)(b)
......... 960 950,900
Benefit Street Partners CLO VII Ltd., Series
2015-VIIA, Class A1AR, (LIBOR USD 3
Month + 0.78%), 1.00%, 07/18/27
(a)(b)
.... 304 303,549
Benefit Street Partners CLO XX Ltd., Series
2020-20A, Class D, (LIBOR USD 3 Month +
4.25%), 4.49%, 07/15/31
(a)(b)
.......... 640 642,730
Birch Grove CLO Ltd.
(a)(b)
:
Series 19A, Class C, (LIBOR USD 3 Month
+ 2.95%), 3.17%, 06/15/31 ......... 250 248,273
Series 19A, Class D, (LIBOR USD 3 Month
+ 3.90%), 4.12%, 06/15/31 ......... 500 500,984
BlueMountain CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A1R2, (LIBOR USD 3
Month + 1.23%), 1.45%, 01/20/29 .... 1,331 1,329,739
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2013-2A, Class A1R, (LIBOR USD 3
Month + 1.18%), 1.40%, 10/22/30 .... USD 1,747 $ 1,748,208
Series 2015-3A, Class A1R, (LIBOR USD 3
Month + 1.00%), 1.22%, 04/20/31 .... 250 247,593
BlueMountain CLO XXIV Ltd., Series 2019-24A,
Class C, (LIBOR USD 3 Month + 2.70%),
2.92%, 04/20/31
(a)(b)
................ 250 251,084
BlueMountain CLO XXIX Ltd., Series 2020-29A,
Class B, (LIBOR USD 3 Month + 2.25%),
2.56%, 07/25/31
(a)(b)
................ 250 250,759
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class A2, (EURIBOR 3 Month + 1.35%),
1.35%, 03/30/32
(a)
................. EUR 130 158,964
BlueMountain Fuji Eur CLO V DAC, Series
5X, Class C, (EURIBOR 3 Month + 2.45%),
2.45%, 01/15/33
(a)
................. 340 412,100
Cairn CLO XII DAC
(a)(b)(c)
:
Series 2020-12A, Class B, (EURIBOR 3
Month + 2.30%), 2.30%, 04/15/33 .... 250 306,940
Series 2020-12A, Class C, (EURIBOR 3
Month + 3.00%), 3.00%, 04/15/33 .... 250 307,703
Carlyle C17 CLO Ltd., Series C17A, Class
A1AR, (LIBOR USD 3 Month + 1.03%),
1.24%, 04/30/31
(a)(b)
................ USD 1,860 1,844,089
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 1.19%, 04/17/31 .... 798 792,680
Series 2014-3RA, Class A1A, (LIBOR USD 3
Month + 1.05%), 1.27%, 07/27/31 .... 3,333 3,316,036
Series 2015-3A, Class A2R, (LIBOR USD 3
Month + 1.60%), 1.82%, 07/28/28 .... 530 527,981
Carlyle US CLO Ltd.
(a)(b)
:
Series 2016-4A, Class A2R, (LIBOR USD 3
Month + 1.45%), 1.67%, 10/20/27 .... 250 247,096
Series 2020-1A, Class C1, (LIBOR USD 3
Month + 4.00%), 4.19%, 07/20/31 .... 250 251,097
CarVal CLO II Ltd., Series 2019-1A, Class D,
(LIBOR USD 3 Month + 4.15%), 4.37%,
04/20/32
(a)(b)
..................... 998 1,002,954
CBAM Ltd.
(a)(b)
:
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.25%), 1.47%, 07/20/30 .... 1,600 1,600,966
Series 2017-2A, Class B1, (LIBOR USD 3
Month + 1.75%), 1.97%, 10/17/29 .... 810 797,370
CDO Repack SPC Ltd., Series 2006-CLF1,
Class D1, 7.11%, 05/20/30
(b)
.......... 328 340,058
Cedar Funding II CLO Ltd., Series 2013-1A,
Class BR, (LIBOR USD 3 Month + 1.75%),
1.98%, 06/09/30
(a)(b)
................ 550 547,534
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class AR, (LIBOR USD 3 Month + 1.09%),
1.31%, 10/20/28
(a)(b)
................ 2,980 2,974,255
Cedar Funding VIII CLO Ltd.
(a)(b)
:
Series 2017-8A, Class A1, (LIBOR USD 3
Month + 1.25%), 1.47%, 10/17/30 .... 4,530 4,545,449
Series 2017-8A, Class B, (LIBOR USD 3
Month + 1.70%), 1.92%, 10/17/30 .... 750 734,913
Series 2017-8A, Class C, (LIBOR USD 3
Month + 2.25%), 2.47%, 10/17/30 .... 250 248,307
Cent CLO 24 Ltd., Series 2015-24A, Class A1R,
(LIBOR USD 3 Month + 1.07%), 1.31%,
10/15/26
(a)(b)
..................... 853 850,785
CIFC Funding Ltd.
(a)(b)
:
Series 2014-4RA, Class A1A, (LIBOR USD 3
Month + 1.13%), 1.35%, 10/17/30 .... 6,450 6,438,963

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.00%), 2.24%, 04/15/30 .... USD 633 $ 608,867
Series 2015-4A, Class A1R, (LIBOR USD 3
Month + 1.15%), 1.37%, 10/20/27 .... 250 249,385
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 1.01%), 1.22%, 04/23/29 .... 1,190 1,189,998
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.91%, 04/23/29 .... 340 337,447
Series 2018-1A, Class A, (LIBOR USD 3
Month + 1.00%), 1.22%, 04/18/31 .... 1,230 1,217,187
Series 2020-1A, Class B, (LIBOR USD 3
Month + 2.30%), 2.54%, 07/15/32 .... 740 783,419
Series 2020-1A, Class D, (LIBOR USD 3
Month + 4.00%), 4.24%, 07/15/32 .... 380 381,088
Cloud Pass-Through Trust, Series 2019-1A,
Class CLOU, 3.55%, 12/05/22
(a)(b)
....... 646 653,689
Contego CLO VIII DAC, Series 8A, Class
B1, (EURIBOR 3 Month + 2.10%), 2.10%,
01/25/32
(a)(b)
..................... EUR 540 660,558
Cumberland Park CLO Ltd., Series 2015-2A,
Class CR, (LIBOR USD 3 Month + 1.80%),
2.02%, 07/20/28
(a)(b)
................ USD 310 303,718
CVC Cordatus Loan Fund VI DAC, Series 6X,
Class CR, (EURIBOR 3 Month + 1.60%),
1.60%, 04/15/32
(a)
................. EUR 250 295,405
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.40%,
10/20/30
(a)(b)
..................... USD 1,500 1,496,577
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR, (LIBOR USD 3 Month + 1.14%),
1.36%, 07/20/29
(a)(b)
................ 1,590 1,585,675
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 1.36%,
01/15/31
(a)(b)
..................... 4,900 4,880,472
Dryden 76 CLO Ltd., Series 2019-76A, Class
A1, (LIBOR USD 3 Month + 1.33%), 1.55%,
10/20/32
(a)(b)
..................... 250 249,227
Dryden XXV Senior Loan Fund, Series 2012-
25A, Class ARR, (LIBOR USD 3 Month +
0.90%), 1.14%, 10/15/27
(a)(b)
.......... 2,726 2,710,059
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (LIBOR USD 3 Month +
0.90%), 1.14%, 04/15/29
(a)(b)
.......... 330 328,470
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.42%, 08/15/30
(a)(b)
.......... 1,660 1,652,805
Eaton Vance CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A1RR, (LIBOR USD
3 Month + 1.16%), 1.40%, 01/15/28 ... 270 269,816
Series 2013-1A, Class A2RR, (LIBOR USD
3 Month + 1.85%), 2.09%, 01/15/28 ... 250 249,922
Elm CLO Ltd.
(a)(b)
:
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.17%), 1.39%, 01/17/29 .... 5,500 5,499,001
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.75%), 1.97%, 01/17/29 .... 470 469,125
Elmwood CLO II Ltd.
(a)(b)
:
Series 2019-2A, Class A, (LIBOR USD 3
Month + 1.45%), 1.67%, 04/20/31 .... 1,050 1,051,160
Series 2019-2A, Class C, (LIBOR USD 3
Month + 2.90%), 3.12%, 04/20/31 .... 250 250,427
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.95%), 4.17%, 04/20/31 .... 250 250,377
Elmwood CLO V Ltd.
(a)(b)
:
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.20%), 2.47%, 07/24/31 .... 620 622,628
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-2A, Class C, (LIBOR USD 3
Month + 2.75%), 3.02%, 07/24/31 .... USD 620 $ 623,025
Flatiron CLO Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 0.89%), 1.13%,
04/15/27
(a)(b)
..................... 435 434,386
Galaxy XXIII CLO Ltd., Series 2017-23A, Class
A, (LIBOR USD 3 Month + 1.28%), 1.49%,
04/24/29
(a)(b)
..................... 577 577,832
Galaxy XXIX CLO Ltd.
(a)(b)
:
Series 2018-29A, Class B, (LIBOR USD 3
Month + 1.40%), 1.62%, 11/15/26 .... 250 248,099
Series 2018-29A, Class C, (LIBOR USD 3
Month + 1.68%), 1.90%, 11/15/26 .... 350 345,992
Gilbert Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.19%,
10/15/30
(a)(b)
..................... 640 631,500
GoldenTree Loan Management US CLO 7 Ltd.,
Series 2020-7A, Class D, (LIBOR USD 3
Month + 2.98%), 3.20%, 04/20/31
(a)(b)
.... 510 512,497
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class AR2, (LIBOR USD 3 Month
+ 1.11%), 1.32%, 10/29/29
(a)(b)
......... 420 419,597
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
:
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.85%), 2.07%, 04/20/29 .... 630 618,093
Series 2017-1A, Class DR, (LIBOR USD 3
Month + 2.65%), 2.87%, 04/20/29 .... 360 343,117
Grippen Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.26%), 1.48%,
01/20/30
(a)(b)
..................... 251 250,999
GSAA Home Equity Trust, Series 2006-5, Class
2A1, (LIBOR USD 1 Month + 0.14%), 0.29%,
03/25/36
(a)
...................... 531 244,150
Gulf Stream Meridian 1 Ltd., Series 2020-IA,
Class A1, (LIBOR USD 3 Month + 1.37%),
1.61%, 04/15/33
(a)(b)
................ 1,180 1,180,210
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.29%, 07/25/27
(a)(b)
.......... 2,270 2,262,596
Highbridge Loan Management Ltd., Series
12A-18, Class A1B, (LIBOR USD 3 Month +
1.25%), 1.47%, 07/18/31
(a)(b)
.......... 250 249,999
HPS Loan Management Ltd.
(a)(b)
:
Series 10A-16, Class A1R, (LIBOR USD 3
Month + 1.14%), 1.36%, 01/20/28 .... 963 961,868
Series 6A-2015, Class A1R, (LIBOR USD 3
Month + 1.00%), 1.22%, 02/05/31 .... 3,009 2,994,537
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 1.36%,
10/19/28
(a)(b)
..................... 865 864,145
Invesco Euro CLO II DAC, Series 2X, Class
B1, (EURIBOR 3 Month + 1.80%), 1.80%,
08/15/32
(a)
...................... EUR 300 366,610
Invitation Homes Trust, Series 2018-SFR3,
Class A, (LIBOR USD 1 Month + 1.00%),
1.15%, 07/17/37
(a)(b)
................ USD 631 631,010
Jamestown CLO IX Ltd., Series 2016-9A, Class
BR, (LIBOR USD 3 Month + 2.65%), 2.87%,
10/20/28
(a)(b)
..................... 360 357,306
Kayne CLO 5 Ltd., Series 2019-5A, Class A,
(LIBOR USD 3 Month + 1.35%), 1.56%,
07/24/32
(a)(b)
..................... 800 801,912
LCM XIV LP, Series 14A, Class AR, (LIBOR
USD 3 Month + 1.04%), 1.26%, 07/20/31
(a)(b)
250 249,338

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
LCM XXI LP, Series 21A, Class AR, (LIBOR
USD 3 Month + 0.88%), 1.10%, 04/20/28
(a)(b)
USD 820 $ 818,835
Lendmark Funding Trust, Series 2019-2A,
Class A, 2.78%, 04/20/28
(b)
........... 2,600 2,669,995
LoanCore Issuer Ltd., Series 2018-CRE1, Class
A, (LIBOR USD 1 Month + 1.13%), 1.29%,
05/15/28
(a)(b)
..................... 328 328,069
Madison Park Funding X Ltd., Series 2012-10A,
Class AR2, (LIBOR USD 3 Month + 1.22%),
1.44%, 01/20/29
(a)(b)
................ 1,700 1,696,924
Madison Park Funding XI Ltd., Series 2013-
11A, Class AR, (LIBOR USD 3 Month +
1.16%), 1.37%, 07/23/29
(a)(b)
.......... 2,000 1,997,795
Madison Park Funding XIII Ltd.
(a)(b)
:
Series 2014-13A, Class AR2, (LIBOR USD 3
Month + 0.95%), 1.17%, 04/19/30 .... 1,090 1,088,921
Series 2014-13A, Class BR2, (LIBOR USD 3
Month + 1.50%), 1.72%, 04/19/30 .... 960 949,082
Madison Park Funding XIX Ltd., Series 2015-
19A, Class A1R2, (LIBOR USD 3 Month +
0.92%), 1.14%, 01/22/28
(a)(b)
.......... 1,229 1,227,832
Madison Park Funding XVII Ltd., Series 2015-
17A, Class B1R, (LIBOR USD 3 Month +
1.75%), 1.96%, 07/21/30
(a)(b)
.......... 350 348,519
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.41%, 07/29/30
(a)(b)
.......... 1,665 1,664,691
Madison Park Funding XXXVI Ltd., Series
2019-36A, Class B1, (LIBOR USD 3 Month
+ 1.85%), 2.09%, 01/15/33
(a)(b)
......... 530 530,287
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month + 1.18%),
1.45%, 12/18/30
(a)(b)
................ 430 429,999
Mariner CLO 8 Ltd., Series 2020-8A, Class
A, (LIBOR USD 3 Month + 1.27%), 1.49%,
04/20/33
(a)(b)
..................... 640 638,938
Mariner CLO LLC, Series 2016-3A, Class CR2,
(LIBOR USD 3 Month + 2.05%), 2.26%,
07/23/29
(a)(b)(c)
.................... 1,125 1,113,413
Mariner Finance Issuance Trust
(b)
:
Series 2020-AA, Class A, 2.19%, 08/21/34 . 1,510 1,533,031
Series 2020-AA, Class B, 3.21%, 08/21/34 260 266,314
Series 2020-AA, Class C, 4.10%, 08/21/34 330 342,065
MidOcean Credit CLO III, Series 2014-3A,
Class A3A2, (LIBOR USD 3 Month + 0.97%),
1.18%, 04/21/31
(a)(b)
................ 474 466,928
Mid-State Trust VII, Series 7, Class A, 6.34%,
12/15/36 ....................... 990 1,046,210
Mountain Hawk II CLO Ltd., Series 2013-2A,
Class BR, (LIBOR USD 3 Month + 1.60%),
1.82%, 07/20/24
(a)(b)
................ 251 251,033
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 1.47%,
10/20/30
(a)(b)
..................... 830 827,947
MP CLO VIII Ltd.
(a)(b)
:
Series 2015-2A, Class AR, (LIBOR USD 3
Month + 0.91%), 1.13%, 10/28/27 .... 1,244 1,236,753
Series 2015-2A, Class BR, (LIBOR USD 3
Month + 1.42%), 1.64%, 10/28/27 .... 1,500 1,466,622
Navient Private Education Refi Loan Trust,
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.90%), 1.06%, 11/15/68
(a)(b)
.... 490 490,564
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class BR, (LIBOR USD 3 Month +
1.25%), 1.49%, 01/15/28
(a)(b)
.......... 250 245,729
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
:
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.39%, 10/18/30 .... USD 1,430 $ 1,424,147
Series 2017-26A, Class B, (LIBOR USD 3
Month + 1.50%), 1.72%, 10/18/30 .... 250 249,032
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class B, (LIBOR USD 3
Month + 2.20%), 2.42%, 07/20/31
(a)(b)(c)
... 250 250,775
Oaktree CLO, Series 2014-1A, Class A2R,
(LIBOR USD 3 Month + 1.85%), 2.07%,
05/13/29
(a)(b)
..................... 410 403,132
Oaktree CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 0.87%), 1.09%,
10/20/27
(a)(b)
..................... 386 383,975
Oaktree EIF III Series I Ltd., Series 2016-IIIA,
Class B, (LIBOR USD 3 Month + 2.00%),
2.22%, 10/20/27
(a)(b)
................ 250 249,540
OCP CLO Ltd.
(a)(b)
:
Series 2013-4A, Class BRR, (LIBOR USD 3
Month + 1.90%), 2.11%, 04/24/29 .... 945 905,415
Series 2014-5A, Class A1R, (LIBOR USD 3
Month + 1.08%), 1.29%, 04/26/31 .... 140 139,653
Series 2015-10A, Class BR, (LIBOR USD 3
Month + 1.85%), 2.06%, 10/26/27 .... 380 377,373
Series 2016-12A, Class A1R, (LIBOR USD 3
Month + 1.12%), 1.34%, 10/18/28 .... 640 638,091
Series 2017-13A, Class A1A, (LIBOR USD 3
Month + 1.26%), 1.50%, 07/15/30 .... 2,610 2,609,995
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.95%), 2.17%, 11/20/30 .... 250 246,450
Series 2020-19A, Class B, (LIBOR USD 3
Month + 2.50%), 2.82%, 07/20/31 .... 250 251,586
OCP Euro CLO DAC, Series 2017-2X, Class
B, (EURIBOR 3 Month + 1.35%), 1.35%,
01/15/32
(a)
...................... EUR 170 205,824
Octagon Investment Partners 18-R Ltd., Series
2018-18A, Class A1A, (LIBOR USD 3 Month
+ 0.96%), 1.19%, 04/16/31
(a)(b)
......... USD 1,780 1,771,137
Octagon Investment Partners 32 Ltd., Series
2017-1A, Class B1, (LIBOR USD 3 Month +
1.70%), 1.94%, 07/15/29
(a)(b)
.......... 350 348,153
Octagon Investment Partners 46 Ltd.
(a)(b)
:
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.20%), 2.45%, 07/15/33 .... 710 712,024
Series 2020-2A, Class D, (LIBOR USD 3
Month + 4.60%), 4.85%, 07/15/33 .... 530 533,325
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 1.24%, 07/17/30
(a)(b)
......... 2,755 2,727,483
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (LIBOR USD 3 Month
+ 1.00%), 1.21%, 01/25/31
(a)(b)
......... 2,390 2,375,356
Octagon Investment Partners XXIII Ltd., Series
2015-1A, Class CR, (LIBOR USD 3 Month +
1.85%), 2.09%, 07/15/27
(a)(b)
.......... 660 646,660
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class B1, (LIBOR USD 3 Month + 1.80%),
2.02%, 07/20/32
(a)(b)
................ 668 665,356
OHA Credit Partners VII Ltd., Series 2012-7A,
Class CR, (LIBOR USD 3 Month + 2.70%),
2.92%, 11/20/27
(a)(b)
................ 200 200,673
OHA Loan Funding Ltd.
(a)(b)
:
Series 2013-2A, Class AR, (LIBOR USD 3
Month + 1.04%), 1.25%, 05/23/31 .... 4,495 4,448,712

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-1A, Class A1R2, (LIBOR USD 3
Month + 1.34%), 1.56%, 11/15/32 .... USD 1,170 $ 1,171,181
OneMain Financial Issuance Trust
(b)
:
Series 2019-2A, Class A, 3.14%, 10/14/36 . 3,140 3,390,818
Series 2020-1A, Class A, 3.84%, 05/14/32 . 2,800 2,953,073
Series 2020-2A, Class C, 2.76%, 09/14/35 . 550 564,380
Series 2020-2A, Class D, 3.45%, 09/14/35 . 1,410 1,469,522
OZLM Funding III Ltd., Series 2013-3A, Class
BRR, (LIBOR USD 3 Month + 2.70%),
2.92%, 01/22/29
(a)(b)
................ 990 984,698
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.47%, 10/22/30
(a)(b)
................ 9,022 8,999,814
OZLM VI Ltd., Series 2014-6A, Class A2AS,
(LIBOR USD 3 Month + 1.75%), 1.97%,
04/17/31
(a)(b)
..................... 250 249,343
OZLM VIII Ltd., Series 2014-8A, Class BRR,
(LIBOR USD 3 Month + 2.20%), 2.42%,
10/17/29
(a)(b)
..................... 340 333,153
OZLM XIV Ltd., Series 2015-14A, Class A2AR,
(LIBOR USD 3 Month + 1.70%), 1.94%,
01/15/29
(a)(b)
..................... 2,110 2,085,861
OZLM XXIV Ltd., Series 2019-24A, Class A2A,
(LIBOR USD 3 Month + 2.25%), 2.47%,
07/20/32
(a)(b)
..................... 250 250,883
Palmer Square CLO Ltd.
(a)(b)
:
Series 2015-1A, Class A1R2, (LIBOR USD 3
Month + 1.22%), 1.43%, 05/21/29 .... 2,420 2,418,484
Series 2015-1A, Class A1R3, (LIBOR USD 3
Month + 1.00%), 1.24%, 05/21/29 .... 2,420 2,420,000
Series 2015-1A, Class A2R2, (LIBOR USD 3
Month + 1.65%), 1.86%, 05/21/29 .... 530 526,646
Series 2015-1A, Class A2R3, (LIBOR USD 3
Month + 1.40%), 1.64%, 05/21/29 .... 530 530,000
Series 2015-2A, Class A2R2, (LIBOR USD 3
Month + 1.55%), 1.77%, 07/20/30 .... 500 495,700
Series 2018-1A, Class A1, (LIBOR USD 3
Month + 1.03%), 1.25%, 04/18/31 .... 850 843,371
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 1.33%, 07/16/31 .... 1,070 1,069,998
Series 2018-3A, Class A2, (LIBOR USD 3
Month + 1.35%), 1.57%, 08/15/26 .... 776 770,645
Palmer Square Loan Funding Ltd.
(a)(b)
:
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.05%), 1.29%, 07/15/26 .... 700 691,098
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 0.90%), 1.12%, 11/15/26 .... 356 356,097
Series 2019-2A, Class C, (LIBOR USD 3
Month + 3.25%), 3.47%, 04/20/27 .... 250 248,499
Series 2019-3A, Class A2, (LIBOR USD 3
Month + 1.60%), 1.82%, 08/20/27 .... 440 439,205
Series 2019-3A, Class B, (LIBOR USD 3
Month + 2.10%), 2.32%, 08/20/27 .... 350 339,928
Series 2019-4A, Class B, (LIBOR USD 3
Month + 2.10%), 2.31%, 10/24/27 .... 290 286,884
Series 2020-1A, Class A2, (LIBOR USD 3
Month + 1.35%), 1.57%, 02/20/28 .... 990 964,716
Series 2020-2A, Class A2, (LIBOR USD 3
Month + 1.55%), 1.77%, 04/20/28 .... 1,270 1,246,725
Series 2020-4A, Class A2, (LIBOR USD 3
Month + 1.60%), 1.73%, 11/25/28 .... 560 553,073
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.22%), 1.44%, 11/14/29 .... 1,870 1,866,812
Series 2017-1A, Class A2, (LIBOR USD 3
Month + 1.70%), 1.92%, 11/14/29 .... 780 766,970
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Progress Residential Trust
(b)
:
Series 2017-SFR1, Class A, 2.77%,
08/17/34 ..................... USD 735 $ 744,117
Series 2020-SFR2, Class D, 3.87%,
06/17/37 ..................... 400 415,486
Race Point IX CLO Ltd., Series 2015-9A, Class
A1AR, (LIBOR USD 3 Month + 1.21%),
1.45%, 10/15/30
(a)(b)
................ 716 716,019
Regatta VI Funding Ltd., Series 2016-1A, Class
AR, (LIBOR USD 3 Month + 1.08%), 1.30%,
07/20/28
(a)(b)
..................... 2,082 2,076,575
Riserva CLO Ltd., Series 2016-3A, Class AR,
(LIBOR USD 3 Month + 1.14%), 1.36%,
10/18/28
(a)(b)
..................... 1,040 1,039,794
Rockford Tower CLO Ltd.
(a)(b)
:
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 1.03%), 1.27%, 04/15/29 .... 2,060 2,047,769
Series 2017-1A, Class BR, (LIBOR USD 3
Month + 1.45%), 1.69%, 04/15/29 .... 960 943,529
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.85%), 2.09%, 04/15/29 .... 510 494,442
Series 2017-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.74%, 10/15/29 .... 1,695 1,658,644
Series 2017-2A, Class DR, (LIBOR USD 3
Month + 2.85%), 3.09%, 10/15/29 .... 1,039 1,024,253
Series 2017-3A, Class A, (LIBOR USD 3
Month + 1.19%), 1.41%, 10/20/30 .... 3,237 3,236,658
Series 2018-1A, Class A, (LIBOR USD 3
Month + 1.10%), 1.32%, 05/20/31 .... 297 296,888
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 1.38%, 10/20/31 .... 250 249,694
Series 2019-2A, Class B, (LIBOR USD 3
Month + 1.93%), 2.15%, 08/20/32 .... 250 248,720
Rockford Tower Europe CLO DAC, Series
2018-1X, Class B, (EURIBOR 3 Month +
1.85%), 1.85%, 12/20/31
(a)
........... EUR 826 1,012,990
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.25%,
04/20/31
(a)(b)
..................... USD 713 706,888
RR 11 Ltd., Series 2020-11A, Class A2, (LIBOR
USD 3 Month + 2.10%), 2.28%, 10/15/31
(a)(b)
870 872,782
RR 2 Ltd., Series 2017-2A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.84%, 10/15/29
(a)(b)
250 245,330
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%), 1.33%,
01/15/30
(a)(b)
..................... 670 666,734
RR 5 Ltd., Series 2018-5A, Class A2, (LIBOR
USD 3 Month + 1.65%), 1.89%, 10/15/31
(a)(b)
250 245,065
RR 6 Ltd., Series 2019-6A, Class A1A, (LIBOR
USD 3 Month + 1.25%), 1.49%, 04/15/30
(a)(b)
2,140 2,140,002
RRE 2 Loan Management DAC, Series 2A,
Class B, (EURIBOR 3 Month + 1.80%),
1.80%, 01/15/32
(a)(b)
................ EUR 250 305,210
Signal Peak CLO 2 LLC, Series 2015-1A,
Class BR2, (LIBOR USD 3 Month + 1.50%),
1.72%, 04/20/29
(a)(b)
................ USD 1,466 1,437,007
Silver Creek CLO Ltd., Series 2014-1A, Class
CR, (LIBOR USD 3 Month + 2.30%), 2.52%,
07/20/30
(a)(b)
..................... 500 496,974
SLM Private Credit Student Loan Trust
(a)
:
Series 2004-B, Class A3, (LIBOR USD 3
Month + 0.33%), 0.55%, 03/15/24 .... 622 617,639
Series 2006-A, Class A5, (LIBOR USD 3
Month + 0.29%), 0.51%, 06/15/39 .... 2,950 2,835,728

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
SLM Private Education Loan Trust, Series
2010-C, Class A5, (LIBOR USD 1 Month +
4.75%), 4.91%, 10/15/41
(a)(b)
.......... USD 3,683 $ 4,015,390
SMB Private Education Loan Trust
(b)
:
Series 2015-B, Class B, 3.50%, 12/17/40 .. 990 1,023,968
Series 2020-B, Class B, 2.76%, 07/15/53 .. 510 510,421
Series 2020-PTA, Class A2A, 1.60%,
09/15/54 ..................... 4,730 4,780,790
Series 2020-PTA, Class B, 2.50%, 09/15/54 1,540 1,512,110
Sound Point CLO XIV Ltd., Series 2016-3A,
Class AR, (LIBOR USD 3 Month + 1.15%),
1.36%, 01/23/29
(a)(b)
................ 1,000 999,043
Sound Point CLO XV Ltd., Series 2017-1A,
Class AR, (LIBOR USD 3 Month + 1.15%),
1.36%, 01/23/29
(a)(b)
................ 280 279,731
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class A1, (LIBOR USD 3 Month + 1.40%),
1.64%, 04/15/32
(a)(b)
................ 4,180 4,171,747
Sound Point Euro CLO I Funding DAC, Series
1X, Class B1, (EURIBOR 3 Month + 2.00%),
2.00%, 04/25/32
(a)
................. EUR 140 170,875
Sound Point Euro CLO II Funding DAC, Series
2A, Class B1, (EURIBOR 3 Month + 1.85%),
1.85%, 10/26/32
(a)(b)
................ 610 746,439
St. Paul's CLO XII DAC, Series 12X, Class
B1, (EURIBOR 3 Month + 1.60%), 1.60%,
04/15/33
(a)
...................... 310 373,846
Steele Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.25%), 1.49%,
10/15/30
(a)(b)
..................... USD 1,070 1,062,367
Sutton Park CLO DAC, Series 1X, Class BE,
(EURIBOR 3 Month + 2.35%), 2.35%,
11/15/31
(a)
...................... EUR 202 243,371
Symphony CLO XVII Ltd., Series 2016-17A,
Class AR, (LIBOR USD 3 Month + 0.88%),
1.12%, 04/15/28
(a)(b)
................ USD 835 831,102
Symphony CLO XVIII Ltd., Series 2016-18A,
Class AR, (LIBOR USD 3 Month + 1.15%),
1.36%, 01/23/28
(a)(b)
................ 900 896,615
Symphony CLO XXI Ltd., Series 2019-21A,
Class A, (LIBOR USD 3 Month + 1.38%),
1.62%, 07/15/32
(a)(b)
................ 860 859,998
THL Credit Wind River CLO Ltd., Series 2012-
1A, Class BR2, (LIBOR USD 3 Month +
1.45%), 1.69%, 01/15/26
(a)(b)
.......... 280 278,672
TIAA CLO III Ltd., Series 2017-2A, Class A,
(LIBOR USD 3 Month + 1.15%), 1.38%,
01/16/31
(a)(b)
..................... 910 906,845
TICP CLO IX Ltd., Series 2017-9A, Class A,
(LIBOR USD 3 Month + 1.14%), 1.36%,
01/20/31
(a)(b)
..................... 670 669,018
TICP CLO VI Ltd.
(a)(b)
:
Series 2016-6A, Class AR, (LIBOR USD 3
Month + 1.20%), 1.44%, 01/15/29 .... 480 480,001
Series 2016-6A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.94%, 01/15/29 .... 1,190 1,189,550
Towd Point Mortgage Trust, Series 2019-SJ2,
Class M1, 4.50%, 11/25/58
(a)(b)
......... 3,000 3,091,545
Trestles CLO III Ltd.
(a)(b)
:
Series 2020-3A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.55%, 01/20/33 .... 1,830 1,830,946
Series 2020-3A, Class B1, (LIBOR USD 3
Month + 1.85%), 2.07%, 01/20/33 .... 530 529,998
Tricon American Homes, Series 2020-SFR1,
Class D, 2.55%, 07/17/38
(b)
........... 2,225 2,241,926
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Venture 32 CLO Ltd., Series 2018-32A, Class
A2A, (LIBOR USD 3 Month + 1.07%),
1.29%, 07/18/31
(a)(b)
................ USD 350 $ 346,347
Venture 35 CLO Ltd., Series 2018-35A, Class
AS, (LIBOR USD 3 Month + 1.65%), 1.37%,
10/22/31
(a)(b)
..................... 660 659,997
Venture XVIII CLO Ltd., Series 2014-18A, Class
AR, (LIBOR USD 3 Month + 1.22%), 1.46%,
10/15/29
(a)(b)
..................... 3,230 3,213,882
Voya CLO Ltd.
(a)(b)
:
Series 2014-3A, Class CR, (LIBOR USD 3
Month + 2.65%), 2.86%, 07/25/26 .... 350 344,285
Series 2017-4A, Class A1, (LIBOR USD 3
Month + 1.13%), 1.37%, 10/15/30 .... 1,680 1,676,651
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.06%), 1.30%, 04/15/31 .... 2,064 2,055,872
Voya Euro CLO II DAC, Series 2X, Class C,
(EURIBOR 3 Month + 2.75%), 2.75%,
07/15/32
(a)
...................... EUR 170 207,304
Westcott Park CLO Ltd., Series 2016-1A, Class
AR, (LIBOR USD 3 Month + 1.21%), 1.43%,
07/20/28
(a)(b)
..................... USD 1,210 1,210,241
Whitebox CLO I Ltd., Series 2019-1A, Class
C, (LIBOR USD 3 Month + 4.35%), 4.56%,
07/24/32
(a)(b)
..................... 650 646,491
Whitebox CLO II Ltd.
(a)(b)
:
Series 2020-2A, Class A1, (LIBOR USD 3
Month + 1.75%), 1.99%, 10/24/31 .... 280 280,048
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.25%), 2.49%, 10/24/31 .... 280 280,547
Series 2020-2A, Class D, (LIBOR USD 3
Month + 4.15%), 4.39%, 10/24/31 .... 280 280,671
Wind River CLO Ltd., Series 2016-1A, Class
AR, (LIBOR USD 3 Month + 1.05%), 1.29%,
07/15/28
(a)(b)
..................... 1,028 1,024,649
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.37%,
01/22/31
(a)(b)
..................... 1,250 1,245,057
York CLO-3 Ltd.
(a)(b)
:
Series 2016-1A, Class AR, (LIBOR USD 3
Month + 1.25%), 1.47%, 10/20/29 .... 520 519,999
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.75%), 1.97%, 10/20/29 .... 930 930,916
York CLO-4 Ltd., Series 2016-2A, Class A1R,
(LIBOR USD 3 Month + 1.09%), 1.31%,
04/20/32
(a)(b)(c)
.................... 1,050 1,040,025
Total Asset-Backed Securities — 6.6%
(Cost: $292,630,204) .............................. 293,260,470
Corporate Bonds — 36.7%
Aerospace & Defense — 1.8%
BAE Systems Holdings, Inc.
(b)
:
3.80%
,
10/07/24 .................. 962 1,069,767
3.85%
,
12/15/25 .................. 3,109 3,525,653
4.75%
,
10/07/44 .................. 87 114,552
BAE Systems plc, 3.40%, 04/15/30
(b)
...... 5,590 6,332,771
Boeing Co. (The):
4.51%
,
05/01/23 .................. 635 686,329
4.88%
,
05/01/25 .................. 3,182 3,627,186
3.83%
,
03/01/59 .................. 47 47,743
5.93%
,
05/01/60 .................. 985 1,397,315
Embraer Netherlands Finance BV, 5.40%,
02/01/27 ...................... 218 231,216
Embraer Overseas Ltd., 5.70%, 09/16/23 ... 308 326,576

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
General Dynamics Corp.:
3.75%
,
05/15/28 .................. USD 104 $ 121,669
3.63%
,
04/01/30 .................. 3,285 3,896,849
Huntington Ingalls Industries, Inc.
(b)
:
3.84%
,
05/01/25 .................. 1,635 1,816,776
4.20%
,
05/01/30 .................. 2,110 2,499,170
L3Harris Technologies, Inc.:
3.95%
,
05/28/24 .................. 104 114,570
3.85%
,
12/15/26 .................. 1,093 1,262,981
4.40%
,
06/15/28 .................. 7,791 9,342,034
1.80%
,
01/15/31 .................. 1,337 1,357,241
Leidos, Inc., 4.38%, 05/15/30
(b)
......... 3,335 3,993,496
Lockheed Martin Corp.:
3.60%
,
03/01/35 .................. 4,492 5,424,562
2.80%
,
06/15/50 .................. 1,331 1,439,053
Northrop Grumman Corp.:
2.93%
,
01/15/25 .................. 2,721 2,959,512
3.25%
,
01/15/28 .................. 7,366 8,329,568
4.75%
,
06/01/43 .................. 59 78,683
4.03%
,
10/15/47 .................. 6 7,528
5.25%
,
05/01/50 .................. 443 658,537
Raytheon Technologies Corp.:
3.65%
,
08/16/23 .................. 155 167,116
3.15%
,
12/15/24 .................. 920 999,409
7.20%
,
08/15/27 .................. 630 848,703
7.00%
,
11/01/28 .................. 2,010 2,741,157
7.50%
,
09/15/29 .................. 913 1,325,233
2.15%
,
05/18/30 .................. EUR 1,815 2,557,871
2.25%
,
07/01/30 .................. USD 2,172 2,307,087
5.40%
,
05/01/35 .................. 5 6,875
4.20%
,
12/15/44 .................. 515 628,656
4.15%
,
05/15/45 .................. 1,908 2,415,370
4.63%
,
11/16/48 .................. 353 479,232
Textron, Inc.:
3.88%
,
03/01/25 .................. 810 889,955
3.65%
,
03/15/27 .................. 845 932,761
3.90%
,
09/17/29 .................. 2,448 2,809,720
3.00%
,
06/01/30 .................. 21 22,637
79,793,119
Air Freight & Logistics — 0.3%
FedEx Corp.:
4.20%
,
10/17/28 .................. 8 9,502
1.30%
,
08/05/31 .................. EUR 1,470 1,928,444
3.88%
,
08/01/42 .................. USD 1,070 1,248,119
4.10%
,
02/01/45 .................. 462 545,100
5.25%
,
05/15/50 .................. 1,095 1,550,992
United Parcel Service, Inc.:
3.40%
,
03/15/29 .................. 2,839 3,307,594
2.50%
,
09/01/29 .................. 1,294 1,409,742
4.45%
,
04/01/30 .................. 1,771 2,215,310
5.20%
,
04/01/40 .................. 1,401 1,990,008
3.63%
,
10/01/42 .................. 357 430,437
14,635,248
Airlines — 0.5%
Air Canada Pass-Through Trust
(b)
:
Series 2015-2, Class B, 5.00%
,
12/15/23 . 354 349,598
Series 2017-1, Class B, 3.70%
,
01/15/26 . 8 7,447
Series 2017-1, Class AA, 3.30%
,
01/15/30 456 446,160
American Airlines Pass-Through Trust:
Series 2015-2, Class B, 4.40%
,
09/22/23 . 1,739 1,315,947
Series 2016-1, Class B, 5.25%
,
01/15/24 . 1,276 1,083,921
Security
Par (000)
Par (000) Value
Airlines (continued)
Series 2016-2, Class B, 4.38%
,
06/15/24
(b)
USD 691 $ 520,735
Series 2017-1, Class B, 4.95%
,
02/15/25 . 612 517,642
Series 2016-3, Class B, 3.75%
,
10/15/25 . 18 13,248
Series 2015-2, Class AA, 3.60%
,
09/22/27 331 326,079
Series 2016-1, Class AA, 3.58%
,
01/15/28 2,469 2,445,570
Series 2019-1, Class B, 3.85%
,
02/15/28 . 1,156 972,503
Series 2016-2, Class AA, 3.20%
,
06/15/28 458 446,765
Series 2016-3, Class AA, 3.00%
,
10/15/28 959 938,781
Series 2017-1, Class AA, 3.65%
,
02/15/29 375 378,414
Series 2017-2, Class AA, 3.35%
,
10/15/29 700 689,946
Series 2019-1, Class AA, 3.15%
,
02/15/32 1,096 1,073,542
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 ..... 2,780 2,856,245
JetBlue Pass-Through Trust, Series 2020-1,
Class A, 4.00%, 11/15/32 ........... 2,065 2,228,864
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%
,
04/11/22 . 18 17,583
Series 2014-2, Class B, 4.63%
,
09/03/22 . 146 146,515
Series 2016-2, Class B, 3.65%
,
10/07/25 . 93 89,901
Series 2016-1, Class B, 3.65%
,
01/07/26 . 119 116,591
Series 2020-1, Class A, 5.88%
,
10/15/27 . 1,940 2,095,612
Series 2015-1, Class AA, 3.45%
,
12/01/27 943 943,333
Series 2019-2, Class B, 3.50%
,
05/01/28 . 1,140 1,065,238
Series 2016-1, Class AA, 3.10%
,
07/07/28 55 56,114
Series 2016-2, Class AA, 2.88%
,
10/07/28 475 476,801
Series 2018-1, Class AA, 3.50%
,
03/01/30 581 576,627
Series 2019-1, Class AA, 4.15%
,
08/25/31 665 693,479
Series 2019-2, Class AA, 2.70%
,
05/01/32 859 828,641
23,717,842
Auto Components — 0.0%
Magna International, Inc., 2.45%, 06/15/30 .. 905 973,496
Automobiles — 0.4%
(b)
Daimler Finance North America LLC:
2.30%
,
02/12/21 .................. 3,005 3,011,060
3.35%
,
05/04/21 .................. 3,060 3,089,347
Hyundai Capital America:
3.95%
,
02/01/22 .................. 290 300,060
2.38%
,
02/10/23 .................. 3,260 3,364,931
Nissan Motor Co. Ltd., 4.81%, 09/17/30 .... 5,746 6,470,091
16,235,489
Banks — 6.5%
Banco de Credito del Peru, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.00%), 3.13%, 07/01/30
(a)(b)
........ 703 722,333
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(b)
................ 360 380,925
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
347 347,000
Banco Santander SA:
2.71%
,
06/27/24 .................. 2,800 2,989,774
3.31%
,
06/27/29 .................. 1,800 2,025,667
Bank of America Corp.:
(LIBOR USD 3 Month + 0.37%), 2.74%
,
01/23/22
(a)
.................... 1,534 1,535,858
(LIBOR USD 3 Month + 0.63%), 3.50%
,
05/17/22
(a)
.................... 4,566 4,620,104
(LIBOR USD 3 Month + 0.79%), 3.00%
,
12/20/23
(a)
.................... 843 887,266
(SOFR + 0.74%), 0.81%
,
10/24/24
(a)
.... 1,730 1,746,166
4.00%
,
01/22/25 .................. 2,219 2,493,449
(LIBOR USD 3 Month + 0.97%), 3.46%
,
03/15/25
(a)
.................... 816 888,454

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Banks (continued)
Series L, 3.95%
,
04/21/25 ........... USD 901 $ 1,015,687
3.88%
,
08/01/25 .................. 5,745 6,548,125
(LIBOR USD 3 Month + 0.87%), 2.46%
,
10/22/25
(a)
.................... 4,637 4,943,176
(LIBOR USD 3 Month + 0.81%), 3.37%
,
01/23/26
(a)
.................... 916 1,008,425
4.45%
,
03/03/26 .................. 3,178 3,704,116
(SOFR + 1.15%), 1.32%
,
06/19/26
(a)
.... 1,083 1,106,101
(SOFR + 1.01%), 1.20%
,
10/24/26
(a)
.... 3,677 3,725,958
(LIBOR USD 3 Month + 1.58%), 3.82%
,
01/20/28
(a)
.................... 5,226 6,002,530
Series FF, (LIBOR USD 3 Month + 2.93%),
5.87%
(a)(d)
..................... 1,895 2,141,350
(LIBOR USD 3 Month + 1.51%), 3.71%
,
04/24/28
(a)
.................... 711 809,444
(LIBOR USD 3 Month + 1.37%), 3.59%
,
07/21/28
(a)
.................... 9,169 10,416,169
(LIBOR USD 3 Month + 1.04%), 3.42%
,
12/20/28
(a)
.................... 8,681 9,805,572
(LIBOR USD 3 Month + 1.31%), 4.27%
,
07/23/29
(a)
.................... 3,207 3,818,722
(LIBOR USD 3 Month + 1.21%), 3.97%
,
02/07/30
(a)
.................... 616 725,545
(LIBOR USD 3 Month + 1.18%), 3.19%
,
07/23/30
(a)
.................... 859 962,673
(SOFR + 1.37%), 1.92%
,
10/24/31
(a)
.... 461 467,095
(LIBOR USD 3 Month + 1.81%), 4.24%
,
04/24/38
(a)
.................... 590 726,831
(LIBOR USD 3 Month + 1.32%), 4.08%
,
04/23/40
(a)
.................... 645 794,165
(SOFR + 1.93%), 2.68%
,
06/19/41
(a)
.... 982 1,023,142
Barclays plc, (LIBOR USD 3 Month + 1.90%),
4.97%, 05/16/29
(a)
................ 2,984 3,579,642
BNP Paribas SA
(b)
:
4.38%
,
09/28/25 .................. 349 399,251
(LIBOR USD 3 Month + 1.11%), 2.82%
,
11/19/25
(a)
.................... 4,612 4,916,037
(SOFR + 1.51%), 3.05%
,
01/13/31
(a)
.... 4,721 5,151,687
Citigroup, Inc.:
4.00%
,
08/05/24 .................. 545 606,488
3.88%
,
03/26/25 .................. 1,150 1,283,414
4.40%
,
06/10/25 .................. 775 886,062
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00%
(a)(d)
..................... 5,817 5,969,696
4.60%
,
03/09/26 .................. 1,304 1,528,142
3.20%
,
10/21/26 .................. 2,888 3,227,824
(LIBOR USD 3 Month + 1.56%), 3.89%
,
01/10/28
(a)
.................... 918 1,052,100
(LIBOR USD 3 Month + 1.39%), 3.67%
,
07/24/28
(a)
.................... 7,297 8,272,643
(LIBOR USD 3 Month + 1.19%), 4.07%
,
04/23/29
(a)
.................... 5,536 6,493,086
(SOFR + 1.42%), 2.98%
,
11/05/30
(a)
..... 7,977 8,785,174
(SOFR + 1.15%), 2.67%
,
01/29/31
(a)
.... 639 685,518
(SOFR + 2.11%), 2.57%
,
06/03/31
(a)
..... 1,940 2,067,769
Citizens Financial Group, Inc., 3.25%, 04/30/30 1,112 1,253,112
Credicorp Ltd., 2.75%, 06/17/25
(b)
........ 200 208,250
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................. 2,410 2,545,418
Danske Bank A/S
(b)
:
5.00%
,
01/12/22 .................. 6,043 6,308,640
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.25%), 3.00%
,
09/20/22
(a)
.................... USD 206 $ 209,258
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%
,
12/08/23
(a)
............... 287 288,293
5.38%
,
01/12/24 .................. 2,205 2,487,593
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%
,
09/11/26
(a)
............... 1,321 1,326,964
Discover Bank, 4.65%, 09/13/28 ......... 250 299,070
Grupo Aval Ltd.:
4.75%
,
09/26/22 .................. 232 242,947
4.38%
,
02/04/30
(b)
................. 845 898,605
HSBC Holdings plc
(a)
:
(LIBOR USD 3 Month + 1.53%), 4.58%
,
06/19/29 ..................... 4,157 4,917,947
(LIBOR USD 3 Month + 1.61%), 3.97%
,
05/22/30 ..................... 2,642 3,050,850
ING Groep NV:
4.10%
,
10/02/23 .................. 4,284 4,706,495
4.63%
,
01/06/26
(b)
................. 4,281 5,035,036
JPMorgan Chase & Co.:
(LIBOR USD 3 Month + 0.73%), 3.56%
,
04/23/24
(a)
.................... 289 309,755
(LIBOR USD 3 Month + 0.89%), 3.80%
,
07/23/24
(a)
.................... 2,839 3,079,620
3.90%
,
07/15/25 .................. 1,648 1,872,192
(SOFR + 1.16%), 2.30%
,
10/15/25
(a)
.... 2,480 2,632,585
(SOFR + 1.59%), 2.00%
,
03/13/26
(a)
.... 9,776 10,268,631
3.30%
,
04/01/26 .................. 910 1,018,489
2.95%
,
10/01/26 .................. 898 996,280
4.13%
,
12/15/26 .................. 725 847,571
(LIBOR USD 3 Month + 1.25%), 3.96%
,
01/29/27
(a)
.................... 4,777 5,489,190
(LIBOR USD 3 Month + 1.34%), 3.78%
,
02/01/28
(a)
.................... 7,012 8,059,365
(LIBOR USD 3 Month + 1.38%), 3.54%
,
05/01/28
(a)
.................... 8,712 9,941,110
(LIBOR USD 3 Month + 1.12%), 4.01%
,
04/23/29
(a)
.................... 521 611,674
(LIBOR USD 3 Month + 1.26%), 4.20%
,
07/23/29
(a)
.................... 1,002 1,197,980
(LIBOR USD 3 Month + 1.33%), 4.45%
,
12/05/29
(a)
.................... 6,466 7,889,195
(LIBOR USD 3 Month + 1.58%), 4.26%
,
02/22/48
(a)
.................... 575 753,065
(LIBOR USD 3 Month + 1.46%), 4.03%
,
07/24/48
(a)
.................... 1,589 2,014,013
(LIBOR USD 3 Month + 1.38%), 3.96%
,
11/15/48
(a)
.................... 882 1,110,024
KeyCorp, 4.15%, 10/29/25 ............ 139 161,334
Lloyds Banking Group plc, 3.75%, 01/11/27 .. 1,903 2,158,040
Mitsubishi UFJ Financial Group, Inc.:
3.00%
,
02/22/22 .................. 1,276 1,314,234
3.46%
,
03/02/23 .................. 3,633 3,870,927
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.68%),
0.85%
,
09/15/24
(a)
............... 2,642 2,657,754
2.19%
,
02/25/25 .................. 5,619 5,935,887
Mizuho Financial Group, Inc.
(a)
:
(LIBOR USD 3 Month + 0.98%), 2.84%
,
07/16/25 ..................... 542 576,885

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.10%), 2.55%
,
09/13/25 ..................... USD 2,440 $ 2,577,419
(LIBOR USD 3 Month + 0.83%), 2.23%
,
05/25/26 ..................... 2,796 2,941,516
(LIBOR USD 3 Month + 1.27%), 1.98%
,
09/08/31 ..................... 3,438 3,499,095
Santander UK Group Holdings plc:
2.88%
,
08/05/21 .................. 3,006 3,048,101
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%),
1.53%
,
08/21/26
(a)
............... 2,853 2,896,013
Sumitomo Mitsui Financial Group, Inc.:
2.70%
,
07/16/24 .................. 4,183 4,465,971
2.35%
,
01/15/25 .................. 1,251 1,327,437
1.47%
,
07/08/25 .................. 661 676,956
US Bancorp, 3.00%, 07/30/29 .......... 1,524 1,702,161
Wells Fargo & Co.:
3.75%
,
01/24/24 .................. 5,183 5,658,227
(LIBOR USD 3 Month + 0.75%), 2.16%
,
02/11/26
(a)
.................... 1,570 1,650,920
3.00%
,
04/22/26 .................. 3,771 4,150,353
(LIBOR USD 3 Month + 1.31%), 3.58%
,
05/22/28
(a)
.................... 4,490 5,089,819
(SOFR + 2.10%), 2.39%
,
06/02/28
(a)
.... 2,541 2,705,204
4.15%
,
01/24/29 .................. 662 785,795
(LIBOR USD 3 Month + 1.17%), 2.88%
,
10/30/30
(a)
.................... 3,603 3,930,838
(SOFR + 2.53%), 3.07%
,
04/30/41
(a)
.... 1,892 2,058,116
Wells Fargo Bank NA, (LIBOR USD 3 Month +
0.61%), 2.90%, 05/27/22
(a)
........... 525 530,331
291,524,905
Beverages — 0.8%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . 6,665 8,466,464
Anheuser-Busch InBev Worldwide, Inc.:
4.75%
,
01/23/29 .................. 10,002 12,351,426
3.50%
,
06/01/30 .................. 4,967 5,753,590
4.90%
,
01/23/31 .................. 2,472 3,148,767
Coca-Cola Co. (The):
2.50%
,
06/01/40 .................. 930 990,586
2.75%
,
06/01/60 .................. 1,700 1,835,181
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
. 436 491,181
Keurig Dr Pepper, Inc., 3.20%, 05/01/30 .... 2,581 2,922,271
PepsiCo, Inc., 3.38%, 07/29/49 ......... 620 752,325
36,711,791
Biotechnology — 0.9%
AbbVie, Inc.:
2.30%
,
11/21/22 .................. 735 761,754
2.60%
,
11/21/24 .................. 1,051 1,126,457
3.80%
,
03/15/25 .................. 8,324 9,282,745
3.60%
,
05/14/25 .................. 4,478 4,988,885
3.20%
,
05/14/26 .................. 2,886 3,197,370
3.20%
,
11/21/29 .................. 1,835 2,056,477
4.55%
,
03/15/35 .................. 235 297,112
4.50%
,
05/14/35 .................. 4,060 5,099,662
4.05%
,
11/21/39 .................. 558 675,305
4.70%
,
05/14/45 .................. 1,327 1,736,002
4.88%
,
11/14/48 .................. 462 624,842
Amgen, Inc.:
2.45%
,
02/21/30 .................. 1,816 1,944,610
2.30%
,
02/25/31 .................. 610 650,620
4.40%
,
05/01/45 .................. 2,481 3,184,280
Biogen, Inc., 2.25%, 05/01/30 .......... 1,527 1,595,105
Security
Par (000)
Par (000) Value
Biotechnology (continued)
Gilead Sciences, Inc.:
1.20%
,
10/01/27 .................. USD 73 $ 73,506
4.80%
,
04/01/44 .................. 899 1,186,361
4.75%
,
03/01/46 .................. 939 1,244,550
4.15%
,
03/01/47 .................. 1,872 2,286,750
42,012,393
Building Products — 0.2%
Carrier Global Corp.:
1.92%
,
02/15/23 .................. 1,337 1,377,337
2.24%
,
02/15/25 .................. 7,987 8,451,547
Johnson Controls International plc:
4.63%
,
07/02/44
(e)
................. 203 267,687
5.13%
,
09/14/45 .................. 10 13,730
Owens Corning, 3.88%, 06/01/30 ........ 203 234,153
10,344,454
Capital Markets — 2.4%
Bank of New York Mellon Corp. (The):
3.40%
,
01/29/28 .................. 1,428 1,632,057
(LIBOR USD 3 Month + 1.07%), 3.44%
,
02/07/28
(a)
.................... 1,212 1,383,933
Charles Schwab Corp. (The), 3.20%, 03/02/27 725 811,429
Credit Suisse AG, 3.63%, 09/09/24 ....... 1,412 1,566,767
Credit Suisse Group AG
(b)
:
3.57%
,
01/09/23 .................. 624 642,912
(LIBOR USD 3 Month + 1.20%), 3.00%
,
12/14/23
(a)
.................... 984 1,028,858
(LIBOR USD 3 Month + 1.24%), 4.21%
,
06/12/24
(a)
.................... 1,753 1,899,240
Deutsche Bank AG
(a)
:
(SOFR + 1.87%), 2.13%
,
11/24/26 ...... 603 617,133
(SOFR + 3.04%), 3.55%
,
09/18/31 ...... 1,390 1,506,401
Goldman Sachs Group, Inc. (The):
3.50%
,
01/23/25 .................. 8,207 9,057,732
3.50%
,
04/01/25 .................. 11,020 12,243,107
3.75%
,
05/22/25 .................. 1,630 1,830,083
(LIBOR USD 3 Month + 1.20%), 3.27%
,
09/29/25
(a)
.................... 1,041 1,140,338
(LIBOR USD 3 Month + 1.17%), 1.39%
,
05/15/26
(a)
.................... 1,289 1,314,231
3.85%
,
01/26/27 .................. 898 1,024,793
(LIBOR USD 3 Month + 1.51%), 3.69%
,
06/05/28
(a)
.................... 5,266 6,066,553
Huarong Finance 2019 Co. Ltd., 4.50%,
05/29/29 ...................... 300 332,531
Intercontinental Exchange, Inc.:
3.75%
,
09/21/28 .................. 244 284,238
2.10%
,
06/15/30 .................. 403 418,305
1.85%
,
09/15/32 .................. 2,828 2,852,389
Moody's Corp.:
4.88%
,
02/15/24 .................. 316 355,825
3.25%
,
01/15/28 .................. 898 1,010,537
Morgan Stanley:
(SOFR + 1.15%), 2.72%
,
07/22/25
(a)
.... 4,604 4,924,332
3.88%
,
01/27/26 .................. 3,778 4,333,645
(SOFR + 1.99%), 2.19%
,
04/28/26
(a)
.... 2 2,113
3.13%
,
07/27/26 .................. 1,450 1,620,761
6.25%
,
08/09/26 .................. 1,468 1,873,023
3.63%
,
01/20/27 .................. 1,367 1,565,510
(LIBOR USD 3 Month + 1.34%), 3.59%
,
07/22/28
(a)
.................... 4,764 5,439,035
(LIBOR USD 3 Month + 1.14%), 3.77%
,
01/24/29
(a)
.................... 3,672 4,256,900

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(LIBOR USD 3 Month + 1.63%), 4.43%
,
01/23/30
(a)
.................... USD 7,794 $ 9,480,677
(SOFR + 1.14%), 2.70%
,
01/22/31
(a)
.... 4,587 4,994,110
(SOFR + 3.12%), 3.62%
,
04/01/31
(a)
.... 411 478,035
(SOFR + 1.03%), 1.79%
,
02/13/32
(a)
.... 522 525,732
Nomura Holdings, Inc., 2.68%, 07/16/30 .... 1,206 1,276,748
Northern Trust Corp.:
3.15%
,
05/03/29 .................. 628 711,158
1.95%
,
05/01/30 .................. 626 652,502
State Street Corp., 2.40%, 01/24/30 ...... 504 550,758
UBS Group AG
(b)
:
(LIBOR USD 3 Month + 0.95%), 2.86%
,
08/15/23
(a)
.................... 703 728,781
(USD Swap Semi 5 Year + 4.34%), 7.00%
(a)
(d)
.......................... 2,615 2,866,694
4.13%
,
09/24/25 .................. 3,987 4,565,346
4.13%
,
04/15/26 .................. 2,416 2,792,924
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%
,
01/30/27
(a)
............... 4,123 4,169,162
106,827,338
Chemicals — 0.3%
Dow Chemical Co. (The):
9.00%
,
04/01/21 .................. 915 930,445
4.55%
,
11/30/25 .................. 45 52,656
3.63%
,
05/15/26 .................. 380 428,180
DuPont de Nemours, Inc., 4.49%, 11/15/25 .. 3,602 4,204,795
Eastman Chemical Co., 4.50%, 12/01/28 ... 282 339,583
Ecolab, Inc., 4.80%, 03/24/30 .......... 1,366 1,743,004
Equate Petrochemical BV, 4.25%, 11/03/26 .. 202 224,788
LYB International Finance III LLC, 4.20%,
05/01/50 ...................... 1,249 1,455,510
MEGlobal Canada ULC
(b)
:
5.00%
,
05/18/25 .................. 700 785,750
5.88%
,
05/18/30 .................. 410 510,450
SABIC Capital II BV, 4.00%, 10/10/23
(b)
.... 523 562,879
Sherwin-Williams Co. (The):
2.30%
,
05/15/30 .................. 1,734 1,810,794
4.00%
,
12/15/42 .................. 538 631,479
13,680,313
Commercial Services & Supplies — 0.4%
RELX Capital, Inc.:
3.50%
,
03/16/23 .................. 2,239 2,381,338
4.00%
,
03/18/29 .................. 2,212 2,625,868
3.00%
,
05/22/30 .................. 3,694 4,101,907
Republic Services, Inc.:
2.90%
,
07/01/26 .................. 824 910,453
3.38%
,
11/15/27 .................. 312 353,819
3.95%
,
05/15/28 .................. 1,871 2,194,047
2.30%
,
03/01/30 .................. 1,586 1,675,788
1.45%
,
02/15/31 .................. 458 448,246
Waste Management, Inc., 1.15%, 03/15/28 .. 3,421 3,430,778
18,122,244
Communications Equipment — 0.2%
Juniper Networks, Inc., 3.75%, 08/15/29 .... 962 1,108,758
Motorola Solutions, Inc.:
4.60%
,
05/23/29 .................. 4,405 5,277,255
2.30%
,
11/15/30 .................. 1,322 1,347,557
5.50%
,
09/01/44 .................. 1,168 1,487,406
9,220,976
Security
Par (000)
Par (000) Value
Construction Materials — 0.0%
Inversiones CMPC SA, 4.38%, 05/15/23
(b)
... USD 200 $ 212,725
Consumer Finance — 0.5%
Capital One Financial Corp., 3.90%, 01/29/24 2,536 2,777,876
Ford Motor Credit Co. LLC:
3.20%
,
01/15/21 .................. 694 694,347
3.34%
,
03/18/21 .................. 656 657,640
General Motors Financial Co., Inc.:
5.20%
,
03/20/23 .................. 3,093 3,391,442
3.70%
,
05/09/23 .................. 2,616 2,772,738
5.10%
,
01/17/24 .................. 2,537 2,839,025
4.00%
,
01/15/25 .................. 3,867 4,256,417
4.35%
,
04/09/25 .................. 921 1,028,194
2.75%
,
06/20/25 .................. 630 673,661
Hyundai Capital Services, Inc., 3.00%,
08/29/22
(b)
..................... 1,650 1,707,750
Toyota Motor Credit Corp., 3.38%, 04/01/30 .. 1,890 2,211,177
23,010,267
Containers & Packaging — 0.0%
International Paper Co.:
6.00%
,
11/15/41 .................. 603 883,177
4.40%
,
08/15/47 .................. 283 370,252
1,253,429
Diversified Financial Services — 0.3%
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 1,857 2,216,415
MDGH - GMTN BV
(b)
:
2.50%
,
11/07/24 .................. 557 587,635
2.88%
,
11/07/29 .................. 372 401,179
ORIX Corp., 2.90%, 07/18/22 .......... 941 975,236
Petronas Capital Ltd., 3.50%, 04/21/30
(b)
.... 584 672,923
Shell International Finance BV:
3.88%
,
11/13/28 .................. 4,092 4,846,927
2.38%
,
11/07/29 .................. 3,228 3,475,141
4.00%
,
05/10/46 .................. 424 533,992
13,709,448
Diversified Telecommunication Services — 1.7%
AT&T, Inc.:
0.00%
,
11/27/22
(b)(f)
................ 8,000 7,932,603
4.25%
,
03/01/27 .................. 648 757,987
2.30%
,
06/01/27 .................. 1,441 1,536,881
1.65%
,
02/01/28 .................. 4,749 4,845,375
4.35%
,
03/01/29 .................. 2,002 2,387,708
2.75%
,
06/01/31 .................. 7 7,480
2.25%
,
02/01/32 .................. 3,761 3,815,228
2.55%
,
12/01/33
(b)
................. 4 4,101
4.50%
,
05/15/35 .................. 5,749 6,976,040
3.15%
,
09/04/36 .................. EUR 385 595,022
2.60%
,
05/19/38 .................. 1,050 1,519,869
5.15%
,
03/15/42 .................. USD 414 525,748
3.50%
,
09/15/53
(b)
................. 586 586,860
3.55%
,
09/15/55
(b)
................. 5,124 5,106,605
3.80%
,
12/01/57
(b)
................. 171 178,684
Deutsche Telekom International Finance BV,
3.60%, 01/19/27
(b)
................ 1,021 1,147,922
Verizon Communications, Inc.:
4.13%
,
03/16/27 .................. 3,717 4,381,191
4.33%
,
09/21/28 .................. 8,705 10,482,820
3.88%
,
02/08/29 .................. 483 568,538
4.02%
,
12/03/29 .................. 965 1,147,470
1.50%
,
09/18/30 .................. 3,448 3,396,678
1.68%
,
10/30/30
(b)
................. 4,830 4,810,458

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
1.75%
,
01/20/31 .................. USD 3,215 $ 3,198,934
4.50%
,
08/10/33 .................. 1,916 2,417,628
4.27%
,
01/15/36 .................. 3,225 3,999,904
5.25%
,
03/16/37 .................. 542 734,513
2.88%
,
01/15/38 .................. EUR 1,000 1,603,589
4.81%
,
03/15/39 .................. USD 835 1,089,357
1.85%
,
05/18/40 .................. EUR 980 1,374,135
4.86%
,
08/21/46 .................. USD 483 652,744
77,782,072
Electric Utilities — 3.1%
AEP Texas, Inc.:
3.95%
,
06/01/28 .................. 2,458 2,875,165
Series G, 4.15%
,
05/01/49 ........... 2 2,473
Series H, 3.45%
,
01/15/50 ........... 551 617,082
AEP Transmission Co. LLC:
3.80%
,
06/15/49 .................. 618 763,070
3.15%
,
09/15/49 .................. 800 891,589
Series M, 3.65%
,
04/01/50 ........... 1,678 2,034,399
Alabama Power Co.:
Series 13-A, 3.55%
,
12/01/23 ......... 190 206,676
6.00%
,
03/01/39 .................. 80 119,026
3.75%
,
03/01/45 .................. 1,043 1,261,750
Series A, 4.30%
,
07/15/48 ........... 1,271 1,699,565
Baltimore Gas & Electric Co.:
3.50%
,
08/15/46 .................. 1,218 1,415,642
3.75%
,
08/15/47 .................. 557 682,656
4.25%
,
09/15/48 .................. 831 1,084,196
3.20%
,
09/15/49 .................. 578 645,498
2.90%
,
06/15/50 .................. 723 778,444
CenterPoint Energy Houston Electric LLC,
3.95%, 03/01/48 ................. 448 563,817
Commonwealth Edison Co., Series 122, 2.95%,
08/15/27 ...................... 400 444,090
Dayton Power & Light Co. (The), 3.95%,
06/15/49 ...................... 1,358 1,576,474
DTE Electric Co.:
4.30%
,
07/01/44 .................. 42 54,229
Series A, 4.05%
,
05/15/48 ........... 1,505 1,978,070
3.95%
,
03/01/49 .................. 599 776,981
2.95%
,
03/01/50 .................. 403 449,039
Duke Energy Carolinas LLC:
3.95%
,
11/15/28 .................. 326 388,823
2.45%
,
02/01/30 .................. 6,392 6,874,689
3.75%
,
06/01/45 .................. 110 132,912
3.88%
,
03/15/46 .................. 942 1,157,644
3.95%
,
03/15/48 .................. 417 522,310
Duke Energy Florida LLC:
3.80%
,
07/15/28 .................. 861 1,010,576
2.50%
,
12/01/29 .................. 5,901 6,441,705
1.75%
,
06/15/30 .................. 5,283 5,401,874
3.40%
,
10/01/46 .................. 570 650,866
Duke Energy Ohio, Inc.:
3.65%
,
02/01/29 .................. 3,036 3,517,338
2.13%
,
06/01/30 .................. 1,240 1,298,684
Duke Energy Progress LLC:
3.70%
,
09/01/28 .................. 2,285 2,674,459
3.45%
,
03/15/29 .................. 2,901 3,369,747
4.10%
,
05/15/42 .................. 847 1,047,876
4.10%
,
03/15/43 .................. 788 979,106
4.20%
,
08/15/45 .................. 596 756,783
Edison International:
2.40%
,
09/15/22 .................. 38 38,836
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.13%
,
11/15/22 .................. USD 8 $ 8,306
4.95%
,
04/15/25 .................. 535 608,977
Entergy Louisiana LLC:
5.40%
,
11/01/24 .................. 340 400,218
4.20%
,
09/01/48 .................. 2,035 2,650,159
FirstEnergy Corp.:
Series B, 3.90%
,
07/15/27
(e)
.......... 1,839 2,027,123
2.65%
,
03/01/30 .................. 2,240 2,247,104
Series B, 2.25%
,
09/01/30 ........... 1,970 1,905,587
Series C, 3.40%
,
03/01/50 ........... 411 393,669
FirstEnergy Transmission LLC
(b)
:
4.35%
,
01/15/25 .................. 5,908 6,441,018
5.45%
,
07/15/44 .................. 267 338,786
4.55%
,
04/01/49 .................. 3,044 3,554,878
Florida Power & Light Co.:
4.05%
,
10/01/44 .................. 467 599,054
3.95%
,
03/01/48 .................. 2,081 2,713,927
4.13%
,
06/01/48 .................. 403 532,241
3.15%
,
10/01/49 .................. 2,870 3,307,794
ITC Holdings Corp., 2.70%, 11/15/22 ...... 1,194 1,242,490
MidAmerican Energy Co.:
3.10%
,
05/01/27 .................. 90 100,890
3.65%
,
04/15/29 .................. 4,992 5,929,195
6.75%
,
12/30/31 .................. 585 874,713
3.65%
,
08/01/48 .................. 180 220,079
4.25%
,
07/15/49 .................. 910 1,221,793
3.15%
,
04/15/50 .................. 1,371 1,576,120
Northern States Power Co.:
3.40%
,
08/15/42 .................. 1,482 1,722,692
4.00%
,
08/15/45 .................. 669 866,783
2.90%
,
03/01/50 .................. 755 851,325
NRG Energy, Inc., 2.45%, 12/02/27
(b)
...... 2,793 2,940,541
NSTAR Electric Co.:
3.25%
,
05/15/29 .................. 7 8,047
3.95%
,
04/01/30 .................. 751 910,819
Ohio Power Co.:
Series G, 6.60%
,
02/15/33 ........... 1,165 1,618,068
4.00%
,
06/01/49 .................. 549 692,394
Oncor Electric Delivery Co. LLC:
3.70%
,
11/15/28 .................. 3,698 4,346,232
5.75%
,
03/15/29 .................. 100 131,877
3.75%
,
04/01/45 .................. 834 1,018,676
3.80%
,
09/30/47 .................. 565 693,770
3.80%
,
06/01/49 .................. 260 322,970
3.10%
,
09/15/49 .................. 244 278,247
5.35%
,
10/01/52
(b)
................. 218 331,750
Public Service Electric & Gas Co.:
3.65%
,
09/01/28 .................. 2,089 2,424,531
3.20%
,
05/15/29 .................. 20 22,807
5.50%
,
03/01/40 .................. 120 173,100
2.05%
,
08/01/50 .................. 130 122,192
Southern California Edison Co.:
Series A, 2.90%
,
03/01/21 ........... 490 491,999
1.85%
,
02/01/22 .................. 464 464,929
Series E, 3.70%
,
08/01/25 ........... 1,286 1,442,707
Series 20C, 1.20%
,
02/01/26 ......... 730 738,681
Series A, 4.20%
,
03/01/29 ........... 840 993,634
2.25%
,
06/01/30 .................. 3,211 3,343,156
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 635 708,425
Tampa Electric Co.:
4.30%
,
06/15/48 .................. 267 343,684

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.45%
,
06/15/49 .................. USD 892 $ 1,168,429
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
..................... 3,808 4,159,202
Virginia Electric & Power Co.:
Series C, 2.75%
,
03/15/23 ........... 104 108,885
6.35%
,
11/30/37 .................. 661 997,177
4.00%
,
01/15/43 .................. 705 886,117
Series B, 4.20%
,
05/15/45 ........... 679 869,782
Vistra Operations Co. LLC, 4.30%, 07/15/29
(b)
3,137 3,560,568
135,832,476
Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc., 4.38%, 11/15/57 .......... 978 1,223,034
Tyco Electronics Group SA, 3.45%, 08/01/24 . 215 232,696
1,455,730
Entertainment — 0.2%
Activision Blizzard, Inc.:
1.35%
,
09/15/30 .................. 2,802 2,750,775
2.50%
,
09/15/50 .................. 312 304,948
NBCUniversal Media LLC, 5.95%, 04/01/41 .. 861 1,315,012
Walt Disney Co. (The):
2.75%
,
09/01/49 .................. 1,375 1,454,717
3.60%
,
01/13/51 .................. 1,768 2,140,162
7,965,614
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.:
5.00%
,
02/15/24 .................. 416 470,823
3.38%
,
05/15/24 .................. 1,590 1,728,908
2.40%
,
03/15/25 .................. 739 785,529
1.30%
,
09/15/25 .................. 2,526 2,579,246
4.40%
,
02/15/26 .................. 605 700,466
2.75%
,
01/15/27 .................. 413 448,072
3.95%
,
03/15/29 .................. 2,263 2,633,687
3.80%
,
08/15/29 .................. 3,690 4,290,133
Boston Properties LP, 3.13%, 09/01/23 ..... 4,917 5,215,555
CC Holdings GS V LLC, 3.85%, 04/15/23 ... 463 496,930
Crown Castle International Corp.:
1.35%
,
07/15/25 .................. 2,681 2,736,710
3.70%
,
06/15/26 .................. 1,283 1,445,804
3.80%
,
02/15/28 .................. 721 830,972
3.10%
,
11/15/29 .................. 4,449 4,902,504
3.30%
,
07/01/30 .................. 2,448 2,739,995
2.25%
,
01/15/31 .................. 1,044 1,082,981
5.20%
,
02/15/49 .................. 462 629,142
Digital Dutch Finco BV:
1.50%
,
03/15/30 .................. EUR 1,950 2,567,459
1.00%
,
01/15/32 .................. 1,070 1,350,749
Equinix , Inc.:
1.25%
,
07/15/25 .................. USD 1,065 1,086,442
1.00%
,
09/15/25 .................. 3,463 3,472,595
GLP Capital LP:
5.25%
,
06/01/25 .................. 2,013 2,264,786
4.00%
,
01/15/31 .................. 1,149 1,253,812
Prologis Euro Finance LLC, 1.50%, 09/10/49 . EUR 1,560 2,067,708
Realty Income Corp., 3.25%, 01/15/31 ..... USD 918 1,040,666
Service Properties Trust, 4.35%, 10/01/24 ... 990 977,625
Trust Fibra Uno
(b)
:
6.95%
,
01/30/44 .................. 674 823,754
6.39%
,
01/15/50 .................. 522 608,130
51,231,183
Security
Par (000)
Par (000) Value
Food & Staples Retailing — 0.1%
Alimentation Couche-Tard, Inc., 3.55%,
07/26/27
(b)
..................... USD 3,065 $ 3,451,147
Food Products — 0.1%
Campbell Soup Co., 8.88%, 05/01/21 ..... 560 575,006
Mondelez International, Inc.:
2.75%
,
04/13/30 .................. 1,155 1,268,617
1.50%
,
02/04/31 .................. 524 517,712
2,361,335
Gas Utilities — 0.2%
Atmos Energy Corp., 4.13%, 03/15/49 ..... 684 886,990
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 5,245 5,295,574
Eastern Energy Gas Holdings LLC:
4.80%
,
11/01/43 .................. 358 459,796
4.60%
,
12/15/44 .................. 198 249,262
Piedmont Natural Gas Co., Inc., 3.64%,
11/01/46 ...................... 92 105,159
Promigas SA ESP:
3.75%
,
10/16/29
(b)
................. 200 212,813
3.75%
,
10/16/29 .................. 336 357,525
7,567,119
Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp.:
4.00%
,
03/01/29 .................. 1,169 1,377,679
2.65%
,
06/01/30 .................. 1,023 1,095,738
DH Europe Finance II SARL:
1.35%
,
09/18/39 .................. EUR 1,105 1,449,650
1.80%
,
09/18/49 .................. 800 1,103,738
Medtronic Global Holdings SCA:
1.50%
,
07/02/39 .................. 785 1,067,227
1.38%
,
10/15/40 .................. 130 172,903
1.75%
,
07/02/49 .................. 800 1,129,780
7,396,715
Health Care Providers & Services — 1.5%
Aetna, Inc.:
4.50%
,
05/15/42 .................. USD 745 917,786
4.75%
,
03/15/44 .................. 29 37,325
Anthem, Inc., 4.10%, 03/01/28 .......... 1,894 2,239,050
Centene Corp., 3.00%, 10/15/30 ......... 3,317 3,515,688
Cigna Corp.:
3.40%
,
03/01/27 .................. 544 614,246
4.38%
,
10/15/28 .................. 6,268 7,576,050
4.80%
,
07/15/46 .................. 18 23,725
CVS Health Corp.:
3.25%
,
08/15/29 .................. 7,191 8,098,752
3.75%
,
04/01/30 .................. 5,061 5,889,853
1.88%
,
02/28/31 .................. 424 429,268
5.30%
,
12/05/43 .................. 343 464,603
5.13%
,
07/20/45 .................. 2,712 3,651,332
HCA, Inc.:
4.75%
,
05/01/23 .................. 7,294 7,954,629
5.00%
,
03/15/24 .................. 5,312 5,975,859
5.25%
,
04/15/25 .................. 3,462 4,042,514
5.25%
,
06/15/26 .................. 1,266 1,498,313
Humana, Inc.:
3.13%
,
08/15/29 .................. 994 1,097,494
4.88%
,
04/01/30 .................. 824 1,029,555
UnitedHealth Group, Inc.:
3.38%
,
04/15/27 .................. 710 810,752
2.95%
,
10/15/27 .................. 2,331 2,618,771
3.85%
,
06/15/28 .................. 1,059 1,259,124

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.80%
,
03/15/36 .................. USD 375 $ 560,539
3.50%
,
08/15/39 .................. 1,460 1,736,848
2.75%
,
05/15/40 .................. 1,540 1,670,631
4.20%
,
01/15/47 .................. 1,419 1,874,336
65,587,043
Hotels, Restaurants & Leisure — 0.2%
McDonald's Corp.:
2.63%
,
09/01/29 .................. 526 575,718
2.13%
,
03/01/30 .................. 1,439 1,517,180
3.60%
,
07/01/30 .................. 924 1,082,972
4.45%
,
09/01/48 .................. 667 873,155
4.20%
,
04/01/50 .................. 1,624 2,087,795
Starbucks Corp.:
2.25%
,
03/12/30 .................. 2,010 2,127,658
2.55%
,
11/15/30 .................. 1,440 1,557,352
9,821,830
Household Durables — 0.1%
Lennar Corp., 4.13%, 01/15/22 ......... 3,020 3,091,725
PulteGroup, Inc., 5.50%, 03/01/26 ........ 1,880 2,237,040
5,328,765
Household Products — 0.0%
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
..................... 407 420,227
Independent Power and Renewable Electricity Producers — 0.0%
Colbun SA, 3.15%, 03/06/30
(b)
.......... 200 215,687
Industrial Conglomerates — 0.2%
3M Co.:
3.38%
,
03/01/29 .................. 629 727,727
2.38%
,
08/26/29 .................. 485 524,780
Alfa SAB de CV, 6.88%, 03/25/44 ........ 326 433,274
General Electric Co.:
5.88%
,
01/14/38 .................. 1,475 1,999,124
4.25%
,
05/01/40 .................. 1,037 1,225,947
Honeywell International, Inc., 0.75%, 03/10/32 EUR 1,730 2,196,746
Roper Technologies, Inc., 2.95%, 09/15/29 .. USD 1,432 1,573,256
8,680,854
Insurance — 0.4%
American International Group, Inc.:
4.25%
,
03/15/29 .................. 562 674,473
3.40%
,
06/30/30 .................. 1,826 2,092,325
Aon Corp.:
3.75%
,
05/02/29 .................. 6,199 7,231,770
2.80%
,
05/15/30 .................. 40 43,639
Hartford Financial Services Group, Inc. (The):
5.95%
,
10/15/36 .................. 721 1,010,204
4.30%
,
04/15/43 .................. 360 453,949
Marsh & McLennan Cos., Inc.:
1.35%
,
09/21/26 .................. EUR 1,005 1,310,620
4.38%
,
03/15/29 .................. USD 1,263 1,537,734
1.98%
,
03/21/30 .................. EUR 694 967,913
2.25%
,
11/15/30 .................. USD 1,932 2,045,427
MetLife, Inc., 4.72%, 12/15/44
(e)
......... 400 548,886
Principal Financial Group, Inc., 2.13%, 06/15/30 785 820,113
Trinity Acquisition plc, 4.40%, 03/15/26 ..... 175 203,890
18,940,943
Interactive Media & Services — 0.0%
Baidu, Inc., 4.38%, 05/14/24 ........... 755 828,762
Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 . 1,170 1,286,239
Amazon.com, Inc., 3.88%, 08/22/37 ...... 1,619 2,019,653
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail (continued)
Booking Holdings, Inc.:
4.10%
,
04/13/25 .................. USD 2,774 $ 3,145,966
1.80%
,
03/03/27 .................. EUR 1,320 1,772,455
Expedia Group, Inc., 3.80%, 02/15/28 ..... USD 1,682 1,806,692
10,031,005
IT Services — 1.2%
DXC Technology Co., 4.00%, 04/15/23 ..... 3,012 3,204,247
Fidelity National Information Services, Inc.:
1.00%
,
12/03/28 .................. EUR 2,550 3,267,386
2.95%
,
05/21/39 .................. 780 1,219,537
Fiserv, Inc.:
3.50%
,
07/01/29 .................. USD 5,271 6,018,725
2.65%
,
06/01/30 .................. 2,875 3,110,516
1.63%
,
07/01/30 .................. EUR 1,850 2,483,369
Global Payments, Inc.:
3.80%
,
04/01/21 .................. USD 830 834,568
4.80%
,
04/01/26 .................. 2,230 2,646,388
3.20%
,
08/15/29 .................. 3,417 3,781,046
2.90%
,
05/15/30 .................. 923 1,005,030
International Business Machines Corp.:
3.30%
,
05/15/26 .................. 4,346 4,910,797
3.50%
,
05/15/29 .................. 3,468 4,012,739
1.95%
,
05/15/30 .................. 3,881 4,000,222
2.85%
,
05/15/40 .................. 2,134 2,296,087
Mastercard , Inc.:
2.95%
,
06/01/29 .................. 1,599 1,794,660
3.35%
,
03/26/30 .................. 1,618 1,881,320
PayPal Holdings, Inc.:
2.40%
,
10/01/24 .................. 917 979,934
2.65%
,
10/01/26 .................. 932 1,024,455
Visa, Inc.:
4.15%
,
12/14/35 .................. 1,641 2,132,961
2.70%
,
04/15/40 .................. 725 791,433
51,395,420
Leisure Products — 0.1%
Hasbro, Inc., 2.60%, 11/19/22 .......... 3,267 3,392,738
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.:
3.05%
,
09/22/26 .................. 2,061 2,248,983
2.75%
,
09/15/29 .................. 1,834 2,000,794
2.10%
,
06/04/30 .................. 577 597,235
Thermo Fisher Scientific, Inc.:
3.65%
,
12/15/25 .................. 732 828,498
4.50%
,
03/25/30 .................. 1,551 1,938,396
1.88%
,
10/01/49 .................. EUR 1,600 2,257,023
9,870,929
Machinery — 0.1%
John Deere Cash Management SA:
1.85%
,
04/02/28 .................. 175 242,608
2.20%
,
04/02/32 .................. 555 820,631
Otis Worldwide Corp., 2.57%, 02/15/30 .... USD 1,441 1,547,388
Parker-Hannifin Corp.:
2.70%
,
06/14/24 .................. 422 452,593
3.25%
,
06/14/29 .................. 734 832,960
3,896,180
Media — 1.3%
Cable Onda SA, 4.50%, 01/30/30
(b)
....... 200 220,625
Charter Communications Operating LLC:
6.38%
,
10/23/35 .................. 2,309 3,163,439
6.48%
,
10/23/45 .................. 4,145 5,862,935

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Media (continued)
5.38%
,
05/01/47 .................. USD 3,156 $ 3,939,021
Comcast Corp.:
2.35%
,
01/15/27 .................. 1,191 1,281,527
3.15%
,
02/15/28 .................. 935 1,055,248
2.65%
,
02/01/30 .................. 4,961 5,427,248
3.40%
,
04/01/30 .................. 3,650 4,220,691
1.95%
,
01/15/31 .................. 8,761 8,997,023
4.60%
,
10/15/38 .................. 1,470 1,937,205
3.25%
,
11/01/39 .................. 602 683,502
4.60%
,
08/15/45 .................. 1,290 1,742,578
3.40%
,
07/15/46 .................. 1,090 1,254,882
4.00%
,
11/01/49 .................. 728 919,023
4.95%
,
10/15/58 .................. 1,827 2,773,863
2.65%
,
08/15/62 .................. 230 230,255
Cox Communications, Inc.
(b)
:
3.25%
,
12/15/22 .................. 675 710,983
3.15%
,
08/15/24 .................. 6,076 6,587,676
Discovery Communications LLC:
1.90%
,
03/19/27 .................. EUR 1,038 1,357,675
4.13%
,
05/15/29 .................. USD 36 42,024
4.00%
,
09/15/55
(b)
................. 423 473,463
Omnicom Group, Inc., 2.45%, 04/30/30 .... 992 1,053,595
TCI Communications, Inc., 7.88%, 02/15/26 .. 291 391,900
Time Warner Cable LLC, 5.50%, 09/01/41 ... 1,275 1,638,187
ViacomCBS , Inc.:
6.88%
,
04/30/36 .................. 1,245 1,800,804
4.38%
,
03/15/43 .................. 476 562,379
5.85%
,
09/01/43 .................. 441 613,438
58,941,189
Metals & Mining — 0.2%
Anglo American Capital plc
(b)
:
5.63%
,
04/01/30 .................. 877 1,114,342
2.63%
,
09/10/30 .................. 707 739,302
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 234 250,380
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 773 846,435
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
..................... 229 265,067
Newmont Corp., 2.25%, 10/01/30 ........ 2,168 2,281,665
Nucor Corp., 3.95%, 05/01/28 .......... 512 602,300
Steel Dynamics, Inc., 2.80%, 12/15/24 ..... 845 908,451
Teck Resources Ltd., 6.13%, 10/01/35 ..... 301 388,135
Vale Overseas Ltd., 3.75%, 07/08/30 ...... 535 594,352
7,990,429
Multi-Utilities — 0.1%
Ameren Illinois Co.:
3.80%
,
05/15/28 .................. 430 501,209
3.25%
,
03/15/50 .................. 1,389 1,623,280
Consumers Energy Co.:
3.80%
,
11/15/28 .................. 81 95,630
4.05%
,
05/15/48 .................. 625 820,811
4.35%
,
04/15/49 .................. 163 221,599
3.75%
,
02/15/50 .................. 1,096 1,378,346
3.10%
,
08/15/50 .................. 350 404,589
3.50%
,
08/01/51 .................. 816 998,247
6,043,711
Oil, Gas & Consumable Fuels — 2.7%
Boardwalk Pipelines LP, 4.80%, 05/03/29 ... 9 10,313
BP Capital Markets America, Inc.:
3.79%
,
02/06/24 .................. 1,163 1,270,971
3.41%
,
02/11/26 .................. 485 543,763
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.12%
,
05/04/26 .................. USD 433 $ 479,400
3.54%
,
04/06/27 .................. 932 1,060,689
BP Capital Markets plc, 3.81%, 02/10/24 .... 432 474,446
Cameron LNG LLC
(b)
:
3.30%
,
01/15/35 .................. 3,606 4,069,218
3.40%
,
01/15/38 .................. 717 781,758
Cheniere Corpus Christi Holdings LLC:
7.00%
,
06/30/24 .................. 2,820 3,293,124
5.88%
,
03/31/25 .................. 778 905,418
5.13%
,
06/30/27 .................. 5,156 6,099,435
Chevron USA, Inc., 2.34%, 08/12/50 ...... 596 589,661
Concho Resources, Inc., 4.30%, 08/15/28 ... 3,040 3,593,996
Diamondback Energy, Inc., 3.50%, 12/01/29 . 3,561 3,804,272
Enbridge Energy Partners LP, 7.38%, 10/15/45 5 7,630
Energen Corp., 4.63%, 09/01/21 ......... 950 954,898
Energy Transfer Operating LP:
5.20%
,
02/01/22 .................. 87 90,238
3.60%
,
02/01/23 .................. 1,257 1,316,872
4.25%
,
03/15/23 .................. 875 929,824
4.90%
,
02/01/24 .................. 190 207,956
4.50%
,
04/15/24 .................. 1,910 2,088,932
2.90%
,
05/15/25 .................. 5,107 5,403,017
4.75%
,
01/15/26 .................. 227 256,849
7.50%
,
07/01/38 .................. 101 134,262
6.50%
,
02/01/42 .................. 1,484 1,810,459
Energy Transfer Partners LP:
5.88%
,
03/01/22 .................. 1,840 1,923,768
5.00%
,
10/01/22 .................. 1,839 1,951,488
4.50%
,
11/01/23 .................. 354 383,284
Enterprise Products Operating LLC:
Series D, 6.88%
,
03/01/33 ........... 192 268,864
4.45%
,
02/15/43 .................. 1,106 1,340,551
4.85%
,
03/15/44 .................. 605 750,531
5.10%
,
02/15/45 .................. 444 576,921
4.20%
,
01/31/50 .................. 562 660,239
EOG Resources, Inc., 4.15%, 01/15/26 .... 1,957 2,270,799
Exxon Mobil Corp., 1.41%, 06/26/39 ...... EUR 2,120 2,713,964
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... USD 290 315,375
Kinder Morgan Energy Partners LP:
6.50%
,
02/01/37 .................. 558 724,184
6.38%
,
03/01/41 .................. 724 957,251
Marathon Petroleum Corp.:
5.85%
,
12/15/45 .................. 345 426,324
5.00%
,
09/15/54 .................. 1,469 1,662,106
MPLX LP:
4.88%
,
12/01/24 .................. 2,504 2,873,557
2.65%
,
08/15/30 .................. 2,770 2,902,995
NGPL PipeCo LLC
(b)
:
4.38%
,
08/15/22 .................. 3,673 3,826,698
4.88%
,
08/15/27 .................. 2,939 3,329,760
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 3,865 4,422,317
Oleoducto Central SA, 4.00%, 07/14/27
(b)
... 475 515,078
PTTEP Treasury Center Co. Ltd., 2.59%,
06/10/27
(b)
..................... 200 209,125
Sabine Pass Liquefaction LLC:
5.63%
,
04/15/23
(e)
................. 1,205 1,323,848
5.75%
,
05/15/24 .................. 4,267 4,878,429
5.63%
,
03/01/25 .................. 8,237 9,606,995
5.88%
,
06/30/26 .................. 1,644 1,987,764
4.20%
,
03/15/28 .................. 4,077 4,674,843
Santos Finance Ltd., 5.25%, 03/13/29 ..... 600 671,402

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc.:
6.80%
,
05/15/38 .................. USD 371 $ 520,475
6.85%
,
06/01/39 .................. 426 599,584
Sunoco Logistics Partners Operations LP:
4.25%
,
04/01/24 .................. 1,310 1,418,440
5.95%
,
12/01/25 .................. 685 808,079
6.85%
,
02/15/40 .................. 562 661,597
Texas Eastern Transmission LP
(b)
:
3.50%
,
01/15/28 .................. 2,434 2,667,640
4.15%
,
01/15/48 .................. 292 324,274
Total Capital International SA, 3.70%, 01/15/24 1,932 2,116,414
TransCanada PipeLines Ltd.:
4.63%
,
03/01/34 .................. 862 1,053,384
5.85%
,
03/15/36 .................. 213 287,566
Transcontinental Gas Pipe Line Co. LLC:
7.85%
,
02/01/26 .................. 2,785 3,650,595
4.00%
,
03/15/28 .................. 3,422 3,948,781
4.60%
,
03/15/48 .................. 560 679,881
3.95%
,
05/15/50 .................. 651 736,334
Williams Cos., Inc. (The):
Series A, 7.50%
,
01/15/31 ........... 495 672,905
7.75%
,
06/15/31 .................. 374 503,853
118,975,663
Paper & Forest Products — 0.1%
Georgia-Pacific LLC:
2.10%
,
04/30/27
(b)
................. 1,223 1,291,187
7.75%
,
11/15/29 .................. 300 443,799
2.30%
,
04/30/30
(b)
................. 1,310 1,400,610
8.88%
,
05/15/31 .................. 165 266,704
Suzano Austria GmbH, 3.75%, 01/15/31 .... 170 180,200
3,582,500
Pharmaceuticals — 0.6%
AstraZeneca plc, 1.38%, 08/06/30 ........ 3,714 3,676,240
Bayer US Finance II LLC, 4.38%, 12/15/28
(b)
. 1,171 1,377,350
Bristol-Myers Squibb Co.:
6.80%
,
11/15/26 .................. 339 447,986
4.25%
,
10/26/49 .................. 563 761,348
Eli Lilly & Co., 1.70%, 11/01/49 ......... EUR 800 1,153,120
Johnson & Johnson, 3.70%, 03/01/46 ..... USD 501 638,918
Merck & Co., Inc.:
3.40%
,
03/07/29 .................. 2,177 2,532,662
1.45%
,
06/24/30 .................. 1,027 1,041,294
Pfizer, Inc.:
3.45%
,
03/15/29 .................. 1,590 1,858,349
2.63%
,
04/01/30 .................. 1,654 1,846,110
1.70%
,
05/28/30 .................. 1,514 1,572,034
Pharmacia LLC, 6.60%, 12/01/28
(e)
....... 808 1,126,246
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 ................. 1,100 1,230,552
Takeda Pharmaceutical Co. Ltd.:
5.00%
,
11/26/28 .................. 1,184 1,471,120
2.05%
,
03/31/30 .................. 2,985 3,055,421
2.00%
,
07/09/40 .................. EUR 2,215 3,071,800
26,860,550
Real Estate Management & Development — 0.0%
Celulosa Arauco y Constitucion SA, 4.25%,
04/30/29
(b)
..................... USD 200 225,750
MAF Global Securities Ltd., 4.75%, 05/07/24 . 232 253,460
479,210
Security
Par (000)
Par (000) Value
Road & Rail — 0.8%
Burlington Northern Santa Fe LLC:
5.75%
,
05/01/40 .................. USD 458 $ 679,090
5.05%
,
03/01/41 .................. 5 6,967
4.40%
,
03/15/42 .................. 939 1,244,890
CSX Corp.:
4.25%
,
03/15/29 .................. 3,057 3,703,390
4.30%
,
03/01/48 .................. 1,496 1,920,622
4.25%
,
11/01/66 .................. 318 425,646
4.65%
,
03/01/68 .................. 87 121,988
ENA Master Trust, 4.00%, 05/19/48
(b)
...... 323 347,528
Norfolk Southern Corp.:
3.65%
,
08/01/25 .................. 1,005 1,123,376
2.90%
,
06/15/26 .................. 1,742 1,926,847
4.45%
,
06/15/45 .................. 23 29,754
3.40%
,
11/01/49 .................. 842 960,490
4.05%
,
08/15/52 .................. 709 902,576
Penske Truck Leasing Co. LP
(b)
:
4.25%
,
01/17/23 .................. 1,550 1,665,301
2.70%
,
03/14/23 .................. 2,070 2,164,277
3.90%
,
02/01/24 .................. 561 612,596
2.70%
,
11/01/24 .................. 710 760,640
4.00%
,
07/15/25 .................. 1,555 1,763,393
Ryder System, Inc.:
2.50%
,
09/01/22 .................. 310 319,986
2.50%
,
09/01/24 .................. 1,717 1,824,129
4.63%
,
06/01/25 .................. 3,096 3,587,418
Union Pacific Corp.:
3.25%
,
01/15/25 .................. 1,820 1,988,210
3.25%
,
08/15/25 .................. 389 430,896
2.75%
,
03/01/26 .................. 730 798,268
3.38%
,
02/01/35 .................. 495 579,295
3.55%
,
08/15/39 .................. 556 643,575
3.84%
,
03/20/60 .................. 1,713 2,120,414
4.10%
,
09/15/67 .................. 323 406,102
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ....... 1,334 1,472,332
34,529,996
Semiconductors & Semiconductor Equipment — 1.6%
Applied Materials, Inc., 2.75%, 06/01/50 .... 1,879 2,044,324
Broadcom Corp., 3.88%, 01/15/27 ....... 5,301 5,949,351
Broadcom, Inc.:
2.25%
,
11/15/23 .................. 1,891 1,974,931
4.70%
,
04/15/25 .................. 5,950 6,818,508
4.11%
,
09/15/28 .................. 1,875 2,145,911
4.75%
,
04/15/29 .................. 1,038 1,238,045
5.00%
,
04/15/30 .................. 3,740 4,546,388
4.15%
,
11/15/30 .................. 235 272,074
4.30%
,
11/15/32 .................. 703 833,399
Intel Corp.:
3.73%
,
12/08/47 .................. 2,157 2,577,749
4.75%
,
03/25/50 .................. 439 612,652
KLA Corp.:
4.10%
,
03/15/29 .................. 3,512 4,208,997
5.00%
,
03/15/49 .................. 239 331,923
3.30%
,
03/01/50 .................. 3,001 3,386,478
Lam Research Corp.:
3.75%
,
03/15/26 .................. 5,527 6,317,570
4.88%
,
03/15/49 .................. 1,602 2,315,629
NVIDIA Corp.:
3.20%
,
09/16/26 .................. 2,060 2,332,425
2.85%
,
04/01/30 .................. 5,022 5,649,431

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.50%
,
04/01/50 .................. USD 971 $ 1,177,909
NXP BV
(b)
:
4.30%
,
06/18/29 .................. 6,605 7,871,982
3.40%
,
05/01/30 .................. 2,472 2,803,285
QUALCOMM, Inc., 4.30%, 05/20/47 ...... 2,665 3,613,408
Texas Instruments, Inc., 1.75%, 05/04/30 ... 563 583,875
69,606,244
Software — 0.6%
Autodesk, Inc., 3.50%, 06/15/27 ......... 4,684 5,280,013
Microsoft Corp.:
3.45%
,
08/08/36 .................. 1,136 1,400,832
3.50%
,
11/15/42 .................. 466 573,717
3.70%
,
08/08/46 .................. 2,804 3,555,429
2.53%
,
06/01/50 .................. 586 617,963
Oracle Corp.:
3.90%
,
05/15/35 .................. 2,544 3,123,578
3.80%
,
11/15/37 .................. 3,208 3,874,775
3.60%
,
04/01/40 .................. 982 1,150,106
4.13%
,
05/15/45 .................. 2,769 3,418,049
4.00%
,
07/15/46 .................. 2,623 3,219,628
4.00%
,
11/15/47 .................. 474 585,337
4.38%
,
05/15/55 .................. 335 439,824
27,239,251
Specialty Retail — 0.3%
Home Depot, Inc. (The), 2.95%, 06/15/29 ... 4,091 4,650,184
Lowe's Cos., Inc.:
4.00%
,
04/15/25 .................. 3,995 4,539,159
1.70%
,
10/15/30 .................. 2,078 2,105,382
3.00%
,
10/15/50 .................. 330 352,973
11,647,698
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.:
3.85%
,
05/04/43 .................. 2,797 3,533,718
2.65%
,
05/11/50 .................. 458 486,096
2.55%
,
08/20/60 .................. 1,600 1,645,571
Dell International LLC
(b)
:
4.90%
,
10/01/26 .................. 1,758 2,075,913
8.10%
,
07/15/36 .................. 728 1,076,625
Hewlett Packard Enterprise Co.:
4.65%
,
10/01/24 .................. 3,247 3,685,669
1.75%
,
04/01/26 .................. 1,189 1,231,412
HP, Inc., 6.00%, 09/15/41 ............. 290 378,880
Seagate HDD Cayman, 4.09%, 06/01/29
(b)
.. 1,207 1,292,999
15,406,883
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., 2.75%, 03/27/27 ........... 2,709 2,997,578
Thrifts & Mortgage Finance — 0.1%
BPCE SA
(b)
:
3.00%
,
05/22/22 .................. 606 627,124
2.70%
,
10/01/29 .................. 3,023 3,250,147
3,877,271
Tobacco — 0.7%
Altria Group, Inc.:
4.00%
,
01/31/24 .................. 165 181,163
4.40%
,
02/14/26 .................. 3,509 4,074,196
4.80%
,
02/14/29 .................. 32 38,339
3.13%
,
06/15/31 .................. EUR 1,950 2,835,115
5.80%
,
02/14/39 .................. USD 3,220 4,242,587
BAT Capital Corp.:
3.22%
,
08/15/24 .................. 2,645 2,863,536
Security
Par (000)
Par (000) Value
Tobacco (continued)
3.22%
,
09/06/26 .................. USD 1,075 $ 1,183,976
4.91%
,
04/02/30 .................. 3,664 4,424,990
2.73%
,
03/25/31 .................. 2,021 2,093,236
4.54%
,
08/15/47 .................. 597 662,939
4.76%
,
09/06/49 .................. 502 581,998
Philip Morris International, Inc., 1.45%,
08/01/39 ...................... EUR 2,600 3,233,844
Reynolds American, Inc., 4.45%, 06/12/25 ... USD 3,091 3,520,632
29,936,551
Trading Companies & Distributors — 0.0%
United Rentals North America, Inc., 3.88%,
11/15/27 ...................... 1,880 1,969,300
Transportation Infrastructure — 0.0%
DP World Crescent Ltd., 3.91%, 05/31/23 ... 441 465,117
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 2.88%, 05/07/30 .. 658 714,999
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26
(b)
................ 305 341,124
Sprint Spectrum Co. LLC, 3.36%, 09/20/21
(b)(e)
767 773,894
T-Mobile USA, Inc.
(b)
:
3.50%
,
04/15/25 .................. 1,909 2,109,407
3.75%
,
04/15/27 .................. 5,987 6,817,995
3.88%
,
04/15/30 .................. 9,838 11,394,372
2.55%
,
02/15/31 .................. 2,371 2,489,716
VEON Holdings BV, 3.38%, 11/25/27
(b)
..... 776 799,280
Vodafone Group plc:
4.13%
,
05/30/25 .................. 1,009 1,153,787
4.38%
,
02/19/43 .................. 1,556 1,932,481
5.25%
,
05/30/48 .................. 2,397 3,338,899
4.25%
,
09/17/50 .................. 417 516,481
32,382,435
Total Corporate Bonds — 36.7%
(Cost: $1,546,253,241) ............................ 1,638,370,827
Foreign Agency Obligations — 0.4%
Chile — 0.0%
(b)
Corp. Nacional del Cobre de Chile, 3.75%
,
01/15/31 ....................... 200 227,250
Empresa de los Ferrocarriles del Estado,
3.07%
,
08/18/50 .................. 240 232,050
Empresa de Transporte de Pasajeros Metro SA,
3.65%
,
05/07/30 .................. 255 286,238
745,538
Colombia — 0.1%
Ecopetrol SA:
5.38%
,
06/26/26 .................. 2,553 2,935,152
6.88%
,
04/29/30 .................. 478 613,155
Empresas Publicas de Medellin ESP, 4.38%
,
02/15/31
(b)
...................... 311 334,325
3,882,632
Mexico — 0.2%
Petroleos Mexicanos :
6.38%
,
01/23/45 .................. 1,086 984,798
5.63%
,
01/23/46 .................. 259 221,526
6.35%
,
02/12/48 .................. 2,160 1,940,625
7.69%
,
01/23/50 .................. 783 789,460
6.95%
,
01/28/60 .................. 3,953 3,710,486
7,646,895

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Morocco — 0.0%
OCP SA, 4.50%
,
10/22/25 .............. USD 270 $ 293,625
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
.............. 488 498,980
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
(b)
:
2.25%
,
11/24/30 .................. 2,700 2,737,125
3.50%
,
11/24/70 .................. 424 426,120
3,163,245
Total Foreign Agency Obligations — 0.4%
(Cost: $14,427,039) ............................... 16,230,915
Foreign Government Obligations — 6.3%
Chile — 0.0%
Republic of Chile, 2.45%
,
01/31/31 ........ 675 722,250
China — 3.8%
People's Republic of China:
1.99%
,
04/09/25 .................. CNY 491,480 72,593,928
2.41%
,
06/19/25 .................. 96,000 14,453,100
2.85%
,
06/04/27 .................. 68,300 10,299,948
3.29%
,
05/23/29 .................. 18,300 2,830,008
2.68%
,
05/21/30 .................. 475,560 70,076,505
170,253,489
Colombia — 0.3%
Republic of Colombia:
6.25%
,
11/26/25 .................. COP 2,831,100 907,344
3.88%
,
04/25/27 .................. USD 4,080 4,534,920
4.50%
,
03/15/29 .................. 2,500 2,887,500
3.13%
,
04/15/31 .................. 2,744 2,912,756
5.20%
,
05/15/49 .................. 1,580 1,997,219
13,239,739
Hungary — 0.1%
Hungary Government Bond, 5.38%
,
03/25/24 . 2,860 3,257,157
Indonesia — 0.4%
Republic of Indonesia:
4.10%
,
04/24/28 .................. 3,006 3,490,718
2.85%
,
02/14/30 .................. 3,065 3,304,453
3.85%
,
10/15/30 .................. 783 909,014
6.50%
,
02/15/31 .................. IDR 42,891,000 3,173,324
6.63%
,
05/15/33 .................. 5,775,000 415,142
7.50%
,
06/15/35 .................. 47,649,000 3,733,176
8.38%
,
04/15/39 .................. 22,826,000 1,900,813
7.38%
,
05/15/48 .................. 30,976,000 2,298,397
19,225,037
Mexico — 0.5%
United Mexican States:
2.66%
,
05/24/31 .................. USD 14,228 14,633,498
7.75%
,
11/23/34 .................. MXN 301 1,776,075
10.00%
,
11/20/36 ................. 267 1,871,811
8.50%
,
11/18/38 .................. 392 2,426,180
4.50%
,
01/31/50 .................. USD 3,100 3,625,062
24,332,626
Morocco — 0.0%
Kingdom of Morocco
(b)
:
3.00%
,
12/15/32 .................. 416 421,200
Security
Par (000)
Par (000) Value
Morocco (continued)
4.00%
,
12/15/50 .................. USD 258 $ 265,418
686,618
Panama — 0.2%
Republic of Panama:
3.88%
,
03/17/28 .................. 5,319 6,105,215
3.16%
,
01/23/30 .................. 641 709,707
2.25%
,
09/29/32 .................. 1,282 1,319,178
8,134,100
Peru — 0.1%
Republic of Peru:
4.13%
,
08/25/27 .................. 2,903 3,404,675
2.78%
,
01/23/31 .................. 1,044 1,144,746
2.78%
,
12/01/60 .................. 453 455,944
3.23%
,
07/28/21 .................. 400 399,800
5,405,165
Philippines — 0.2%
Republic of Philippines:
3.00%
,
02/01/28 .................. 6,085 6,725,264
3.75%
,
01/14/29 .................. 888 1,037,295
2.46%
,
05/05/30 .................. 444 477,300
8,239,859
Qatar — 0.1%
State of Qatar, 3.75%
,
04/16/30 .......... 2,037 2,391,565
Romania — 0.0%
Romania Government Bond, 3.00%
,
02/14/31
(b)
1,079 1,154,867
Russia — 0.4%
Russian Federation:
7.75%
,
09/16/26 .................. RUB 313,034 4,696,806
8.15%
,
02/03/27 .................. 127,758 1,957,207
6.00%
,
10/06/27 .................. 72,675 999,447
4.38%
,
03/21/29 .................. USD 1,800 2,100,600
6.90%
,
05/23/29 .................. RUB 149,187 2,165,021
8.50%
,
09/17/31 .................. 334,950 5,424,246
17,343,327
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 3.25%
,
10/22/30 ... USD 2,711 2,985,489
Uruguay — 0.1%
Oriental Republic of Uruguay:
4.38%
,
10/27/27 .................. 3,870 4,575,445
4.38%
,
01/23/31 .................. 591 724,285
5.10%
,
06/18/50 .................. 680 951,575
6,251,305
Total Foreign Government Obligations — 6.3%
(Cost: $269,863,691) .............................. 283,622,593
Municipal Bonds — 0.6%
California - 0.4%
Bay Area Toll Authority, Series 2010S-1, RB,
7.04%, 04/01/50 .................. 1,435 2,637,300
Los Angeles Community College District, Series
2010E, GO, 6.60%, 08/01/42 .......... 980 1,618,009
Los Angeles Unified School District, Series
2010I, GO, 6.76%, 07/01/34 .......... 1,870 2,814,406
State of California:
Series 2018, GO, 4.60%, 04/01/38 ...... 4,110 4,932,699
Series 2009, GO, 7.55%, 04/01/39 ...... 1,105 1,946,126

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
California (continued)
University of California, Series 2012AD, RB,
4.86%, 05/15/ 21 12 ................. USD 334 $ 478,348
14,426,888
Georgia - 0.0%
Municipal Electric Authority of Georgia, Series
2010A, RB, 6.64%, 04/01/57 .......... 515 769,868
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 .................. 3,525 3,765,194
Massachusetts - 0.0%
Massachusetts Housing Finance Agency,
Series 2015A, RB, 4.50%, 12/01/48 ..... 275 298,403
New Jersey - 0.0%
New Jersey Turnpike Authority, Series 2009F,
RB, 7.41%, 01/01/40 ............... 496 831,946
New York - 0.1%
Metropolitan Transportation Authority:
Series 2010A, RB, 6.67%, 11/15/39 ..... 200 257,182
Series 2010E, RB, 6.81%, 11/15/40 ..... 610 795,446
New York City Water & Sewer System, Series
2011CC, RB, 5.88%, 06/15/44 ......... 330 530,561
New York State Dormitory Authority, Series
2010H, RB, 5.39%, 03/15/40 .......... 320 449,286
Port Authority of New York & New Jersey,
Series 2014-181, RB, 4.96%, 08/01/46 ... 1,665 2,259,338
4,291,813
Ohio - 0.0%
American Municipal Power, Inc., Series 2010B,
RB, 8.08%, 02/15/50 ............... 570 1,058,621
Texas - 0.0%
City of San Antonio Electric & Gas Systems,
Series 2010A, RB, 5.81%, 02/01/41 ..... 815 1,209,061
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 .................. 920 1,384,278
2,593,339
Total Municipal Bonds — 0.6%
(Cost: $24,051,953) ............................... 28,036,072
Non-Agency Mortgage-Backed Securities — 4.0%
Collateralized Mortgage Obligations — 1.0%
Angel Oak Mortgage Trust
(a)(b)
:
Series 2020-3, Class A3, 2.87%, 04/25/65 . 2,101 2,147,515
Series 2020-3, Class M1, 3.81%, 04/25/65 . 880 909,784
Series 2020-4, Class A3, 2.81%, 06/25/65 . 886 896,766
Angel Oak Mortgage Trust I LLC, Series 2019-
4, Class A3, 3.30%, 07/26/49
(a)(b)
....... 1,456 1,445,145
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, (LIBOR USD 1 Month +
0.54%), 0.69%, 02/25/35
(a)
........... 255 242,174
COLT Mortgage Loan Trust, Series 2020-3,
Class A3, 2.38%, 04/27/65
(a)(b)
......... 839 841,049
Credit Suisse Mortgage Capital Certificates,
Series 2020-SPT1, Class M1, (LIBOR USD
1 Month + 0.00%), 3.85%, 04/25/65
(a)(b)
... 1,020 1,033,043
Deephaven Residential Mortgage Trust, Series
2020-2, Class A3, 2.86%, 05/25/65
(b)
..... 2,000 2,047,987
Homeward Opportunities Fund I Trust
(a)(b)
:
Series 2020-2, Class A2, 2.63%, 05/25/65 . 1,733 1,789,689
Series 2020-2, Class A3, 3.20%, 05/25/65 . 1,237 1,285,198
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Imperial Fund Mortgage Trust, Series 2020-
NQM1, Class A3, 2.05%, 10/25/55
(a)(b)
.... USD 2,045 $ 2,051,632
JPMorgan Mortgage Trust, Series 2017-3,
Class 1A6, 3.00%, 08/25/47
(a)(b)
........ 566 567,748
MFA Trust, Series 2020-NQM1, Class A3,
2.30%, 08/25/49
(a)(b)
................ 1,336 1,344,048
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (LIBOR USD 1 Month
+ 0.34%), 0.49%, 04/16/36
(a)(b)
......... 5,908 5,278,482
MortgageIT Trust, Series 2004-1, Class A1,
(LIBOR USD 1 Month + 0.78%), 0.93%,
11/25/34
(a)
...................... 382 382,760
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
.. 377 405,552
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)(c)
... 370 359,640
Residential Mortgage Loan Trust
(a)(b)
:
Series 2020-2, Class A2, 2.51%, 05/25/60 . 1,500 1,516,233
Series 2020-2, Class M1, 3.57%, 05/25/60 . 1,680 1,730,380
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A,
3.36%, 04/25/31
(b)
................. 178 177,910
Verus Securitization Trust
(b)
:
Series 2019-INV2, Class M1, 3.50%,
07/25/59
(a)
.................... 3,000 3,071,761
Series 2020-4, Class A3, 2.32%, 05/25/65
(e)
1,803 1,816,039
Series 2020-4, Class M1, 3.29%, 05/25/65
(a)
670 684,107
Series 2020-5, Class M1, 2.60%, 05/25/65
(a)
1,700 1,705,779
Series 2020-INV1, Class A2, 3.04%,
03/25/60
(a)
.................... 902 928,527
Series 2020-INV1, Class A3, 3.89%,
03/25/60
(a)
.................... 1,000 1,051,266
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(a)(b)
..................... 2,000 2,054,717
Vista Point Securitization Trust
(a)(b)
:
Series 2020-1, Class A1, 1.76%, 03/25/65 . 2,935 2,958,208
Series 2020-2, Class A3, 2.50%, 04/25/65 . 1,844 1,852,402
42,575,541
Commercial Mortgage-Backed Securities — 2.7%
1211 Avenue of the Americas Trust
(a)(b)
:
Series 2015-1211, Class C, 4.14%, 08/10/35 100 106,069
Series 2015-1211, Class D, 4.14%, 08/10/35 1,401 1,437,510
280 Park Avenue Mortgage Trust, Series
2017-280P, Class D, (LIBOR USD 1 Month +
1.54%), 1.70%, 09/15/34
(a)(b)
.......... 640 625,554
AOA Mortgage Trust, Series 2015-1177, Class
C, 3.01%, 12/13/29
(a)(b)
.............. 2,390 2,383,514
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.26%, 04/15/35
(a)(b)
................ 174 158,984
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (LIBOR USD 1 Month + 1.95%),
2.11%, 12/15/36
(a)(b)
................ 4,050 3,359,769
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
:
Series 2017-SCH, Class AF, (LIBOR USD 1
Month + 1.00%), 1.16%, 11/15/33 .... 1,480 1,415,532
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 1.66%, 11/15/32 .... 1,450 1,245,579
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.16%, 11/15/32 .... 1,490 1,225,733
Series 2018-DSNY, Class C, (LIBOR USD 1
Month + 1.35%), 1.51%, 09/15/34 .... 1,000 967,400
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.86%, 09/15/34 .... 830 785,611

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BANK:
Series 2017-BNK9, Class A4, 3.54%,
11/15/54 ..................... USD 920 $ 1,054,437
Series 2019-BN21, Class A5, 2.85%,
10/17/52 ..................... 251 277,871
Series 2020-BN28, Class D, 2.50%,
03/15/63
(b)
.................... 2,300 2,103,531
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 0.63%, 11/25/35 .... 288 271,784
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.30%), 0.45%, 01/25/36 .... 2,121 1,990,032
BBCMS Mortgage Trust:
Series 2017-C1, Class B, 4.09%, 02/15/50 . 2,000 2,190,868
Series 2018-TALL, Class A, (LIBOR USD 1
Month + 0.72%), 0.88%, 03/15/37
(a)(b)
.. 232 227,927
Series 2018-TALL, Class D, (LIBOR USD 1
Month + 1.45%), 1.61%, 03/15/37
(a)(b)
.. 600 576,332
Series 2019-BWAY, Class D, (LIBOR USD 1
Month + 2.16%), 2.32%, 11/15/34
(a)(b)
.. 510 480,447
Series 2020-C6, Class A4, 2.64%, 02/15/53 1,050 1,145,951
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 1,075 1,132,346
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a)(b)
................ 260 210,421
Bear Stearns Commercial Mortgage Securities
Trust
(a)
:
Series 2005-PWR7, Class B, 5.21%,
02/11/41 ..................... 86 85,722
Series 2007-T26, Class AM, 5.43%,
01/12/45 ..................... 175 174,416
Benchmark Mortgage Trust:
Series 2018-B3, Class D, 3.06%, 04/10/51
(a)
(b)
.......................... 130 118,979
Series 2018-B5, Class A3, 3.94%, 07/15/51 1,110 1,299,238
Series 2019-B10, Class 3CCA, 3.90%,
03/15/62
(a)(b)
................... 823 869,484
Series 2020-B16, Class C, 3.54%,
02/15/53
(a)
.................... 126 130,791
Series 2020-B16, Class D, 2.50%,
02/15/53
(b)
.................... 413 362,402
BWAY Mortgage Trust
(b)
:
Series 2013-1515, Class A2, 3.45%,
03/10/33 ..................... 710 769,011
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,966,595
Series 2013-1515, Class E, 3.72%, 03/10/33 100 103,414
BX Commercial Mortgage Trust
(b)
:
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(a)
.................... 2,400 2,545,969
Series 2020-VIV4, Class A, 2.84%, 03/09/44 1,190 1,248,987
BX Trust
(b)
:
Series 2019-OC11, Class A, 3.20%,
12/09/41 ..................... 110 120,454
Series 2019-OC11, Class D, 4.08%,
12/09/41
(a)
.................... 1,982 2,062,058
BXP Trust
(a)(b)
:
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 210 222,582
Series 2017-GM, Class D, 3.42%, 06/13/39 140 148,985
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (LIBOR USD 1 Month +
1.75%), 1.91%, 12/15/37
(a)(b)
.......... 815 814,532
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%,
10/15/48 ..................... 739 759,394
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-CD3, Class A4, 3.63%,
02/10/50 ..................... USD 280 $ 318,903
Series 2017-CD4, Class A4, 3.51%,
05/10/50
(a)
.................... 720 816,904
Series 2017-CD5, Class B, 3.96%,
08/15/50
(a)
.................... 446 492,078
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.87%, 01/10/48 110 123,397
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
.................... 410 425,114
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
.................... 840 850,155
CGDBB Commercial Mortgage Trust
(a)(b)
:
Series 2017-BIOC, Class A, (LIBOR USD 1
Month + 0.79%), 0.95%, 07/15/32 .... 822 822,501
Series 2017-BIOC, Class D, (LIBOR USD 1
Month + 1.60%), 1.76%, 07/15/32 .... 1,316 1,318,712
CHC Commercial Mortgage Trust, Series
2019-CHC, Class B, (LIBOR USD 1 Month +
1.50%), 1.66%, 06/15/34
(a)(b)
.......... 1,605 1,526,589
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class C, 3.52%,
05/10/35
(a)(b)
................... 245 249,052
Series 2014-GC19, Class C, 5.09%,
03/10/47
(a)
.................... 120 128,248
Series 2015-GC27, Class B, 3.77%,
02/10/48 ..................... 240 258,724
Series 2016-C1, Class D, 4.95%, 05/10/49
(a)
(b)
.......................... 110 98,420
Series 2016-P3, Class C, 4.89%, 04/15/49
(a)
501 501,378
Series 2016-P3, Class D, 2.80%, 04/15/49
(a)
(b)
.......................... 29 19,024
Series 2017-C4, Class A4, 3.47%, 10/12/50 290 329,682
Series 2018-C6, Class A4, 4.41%, 11/10/51 460 552,292
Series 2019-C7, Class A4, 3.10%, 12/15/72 260 293,471
Series 2019-PRM, Class D, 4.35%,
05/10/36
(b)
.................... 1,800 1,872,427
Commercial Mortgage Trust:
Series 2013-GAM, Class E, 3.42%,
02/10/28
(a)(b)
................... 490 334,949
Series 2014-CR14, Class A4, 4.24%,
02/10/47
(a)
.................... 600 659,155
Series 2014-CR15, Class C, 4.74%,
02/10/47
(a)
.................... 853 919,083
Series 2014-CR18, Class A4, 3.55%,
07/15/47 ..................... 124 134,027
Series 2014-CR19, Class A5, 3.80%,
08/10/47 ..................... 440 485,577
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ..................... 302 326,177
Series 2014-LC15, Class A4, 4.01%,
04/10/47 ..................... 320 349,074
Series 2015-CR24, Class A5, 3.70%,
08/10/48 ..................... 300 336,652
Series 2015-CR25, Class A4, 3.76%,
08/10/48 ..................... 854 960,187
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... 75 69,310
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ..................... 200 222,622
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(b)
................... 440 430,354
Series 2017-COR2, Class A3, 3.51%,
09/10/50 ..................... 270 306,361
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 929 802,310

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class D, 3.70%,
08/15/37
(a)(b)
..................... USD 600 $ 620,495
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class A4, 3.50%, 06/15/57 270 297,155
Series 2016-C5, Class B, 4.46%, 11/15/48
(a)
510 555,141
Series 2018-CX12, Class A4, 4.22%,
08/15/51
(a)
.................... 90 106,097
Series 2018-CX12, Class C, 4.76%,
08/15/51
(a)
.................... 120 121,674
Series 2019-C15, Class A4, 4.05%, 03/15/52 870 1,021,833
Series 2019-C16, Class C, 4.24%,
06/15/52
(a)
.................... 649 659,319
Series 2019-C17, Class C, 3.93%, 09/15/52 672 729,475
Series 2019-C17, Class D, 2.50%,
09/15/52
(b)
.................... 332 260,639
Series 2020-C19, Class A3, 2.56%, 03/15/53 2,320 2,494,899
CSMC Trust
(b)
:
Series 2017-CALI, Class C, 3.78%,
11/10/32
(a)
.................... 370 391,263
Series 2017-PFHP, Class A, (LIBOR USD 1
Month + 0.95%), 1.11%, 12/15/30
(a)
... 530 520,226
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 240,829
DBGS Mortgage Trust, Series 2018-5BP, Class
B, (LIBOR USD 1 Month + 0.83%), 0.99%,
06/15/33
(a)(b)
..................... 610 606,932
DBJPM Mortgage Trust, Series 2016-C1, Class
A4, 3.28%, 05/10/49 ............... 240 265,520
DBUBS Mortgage Trust
(b)
:
Series 2011-LC1A, Class E, 5.56%,
11/10/46
(a)
.................... 1,310 1,310,187
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ..................... 1,080 1,166,604
Series 2017-BRBK, Class D, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34
(a)
... 360 376,409
Eleven Madison Mortgage Trust, Series 2015-
11MD, Class A, 3.55%, 09/10/35
(a)(b)
..... 350 384,864
GPMT Ltd., Series 2018-FL1, Class A, (LIBOR
USD 1 Month + 0.90%), 1.05%, 11/21/35
(a)(b)
92 91,804
GS Mortgage Securities Corp. II
(b)
:
Series 2005-ROCK, Class A, 5.37%,
05/03/32 ..................... 800 922,549
Series 2012-TMSQ, Class D, 3.46%,
12/10/30
(a)
.................... 250 222,556
GS Mortgage Securities Corp. Trust
(b)
:
Series 2017-500K, Class D, (LIBOR USD 1
Month + 1.30%), 1.46%, 07/15/32
(a)
... 360 358,414
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ..................... 570 565,828
Series 2019-BOCA, Class A, (LIBOR USD 1
Month + 1.20%), 1.36%, 06/15/38
(a)
... 317 314,614
Series 2019-SOHO, Class A, (LIBOR USD 1
Month + 0.90%), 1.06%, 06/15/36
(a)
... 760 759,081
Series 2020-TWN3, Class B, (LIBOR USD 1
Month + 2.50%), 2.66%, 11/15/37
(a)
... 1,800 1,802,488
Series 2020-TWN3, Class D, (LIBOR USD 1
Month + 3.70%), 3.86%, 11/15/37
(a)
... 300 301,345
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class C, 4.45%,
11/10/45
(a)(b)
................... 380 391,172
Series 2014-GC20, Class B, 4.53%,
04/10/47
(a)
.................... 400 422,094
Series 2015-GC32, Class C, 4.42%,
07/10/48
(a)
.................... 170 179,481
Series 2015-GS1, Class A3, 3.73%,
11/10/48 ..................... 150 167,330
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
.................... USD 150 $ 129,010
Series 2017-GS7, Class E, 3.00%,
08/10/50
(b)
.................... 50 39,326
Series 2019-GSA1, Class C, 3.81%,
11/10/52
(a)
.................... 110 105,301
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 1,890 1,801,120
Hudson Yards Mortgage Trust, Series 2016-
10HY, Class A, 2.84%, 08/10/38
(b)
....... 660 717,475
IMT Trust
(b)
:
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 ..................... 440 472,753
Series 2017-APTS, Class DFX, 3.50%,
06/15/34
(a)
.................... 730 706,329
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 08/15/47 450 493,728
Series 2014-C22, Class B, 4.55%,
09/15/47
(a)
.................... 2,000 2,091,742
Series 2014-C26, Class A4, 3.49%, 01/15/48 753 827,879
Series 2015-C33, Class D1, 4.11%,
12/15/48
(a)(b)
................... 553 530,547
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class D, 4.62%,
03/15/50
(a)(b)
................... 400 372,312
Series 2017-JP6, Class A5, 3.49%, 07/15/50 270 305,609
Series 2017-JP7, Class B, 4.05%, 09/15/50 90 98,612
Series 2019-COR5, Class A3, 3.12%,
06/13/52 ..................... 390 435,840
Series 2019-COR5, Class C, 3.75%,
06/13/52 ..................... 219 216,757
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class A4, 4.21%, 06/15/51 200 237,351
JPMorgan Chase Commercial Mortgage
Securities Corp.
(b)
:
Series 2018-AON, Class A, 4.13%, 07/05/31 642 686,266
Series 2018-AON, Class D, 4.61%,
07/05/31
(a)
.................... 323 334,694
JPMorgan Chase Commercial Mortgage
Securities Trust:
Series 2012-CBX, Class A4FL, (LIBOR USD
1 Month + 1.30%), 1.45%, 06/15/45
(a)(b)
. 101 101,461
Series 2014-C20, Class A5, 3.80%, 07/15/47 480 524,422
Series 2015-JP1, Class A5, 3.91%, 01/15/49 50 56,944
Series 2015-JP1, Class C, 4.72%,
01/15/49
(a)
.................... 730 809,257
Series 2015-JP1, Class D, 4.22%,
01/15/49
(a)
.................... 770 687,567
Series 2015-JP1, Class E, 4.22%, 01/15/49
(a)
(b)
.......................... 199 157,351
Series 2016-NINE, Class A, 2.85%,
09/06/38
(a)(b)
................... 193 209,204
Series 2018-WPT, Class DFX, 5.35%,
07/05/33
(b)
.................... 1,000 1,000,668
Series 2020-609M, Class D, (LIBOR USD 1
Month + 2.77%), 2.93%, 10/15/33
(a)(b)
.. 1,300 1,300,448
LCCM Mortgage Trust, Series 2014-909, Class
A, 3.39%, 05/15/31
(b)
............... 470 470,001
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.98%, 08/15/34
(a)(b)
.............. 300 306,469
Manhattan West Mortgage Trust, Series 2020-
1MW, Class D, (LIBOR USD 1 Month +
0.00%), 2.33%, 09/10/39
(a)(b)
.......... 267 267,865

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47 USD 1,120 $ 1,218,469
Series 2015-C23, Class A4, 3.72%, 07/15/50 248 274,878
Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
................... 116 113,595
Series 2015-C25, Class B, 4.52%,
10/15/48
(a)
.................... 620 697,491
Series 2015-C25, Class C, 4.52%,
10/15/48
(a)
.................... 320 347,566
Series 2015-C26, Class A5, 3.53%, 10/15/48 74 82,150
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 176 165,415
Series 2016-C31, Class A5, 3.10%, 11/15/49 460 508,537
Series 2017-C33, Class C, 4.56%,
05/15/50
(a)
.................... 585 591,856
Morgan Stanley Capital Barclays Bank Trust,
Series 2016-MART, Class A, 2.20%,
09/13/31
(b)
...................... 200 199,741
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.01%,
06/11/42
(a)
.................... 308 308,253
Series 2014-150E, Class D, 4.30%,
09/09/32
(a)(b)
................... 642 649,338
Series 2014-CPT, Class E, 3.45%,
07/13/29
(a)(b)
................... 350 352,618
Series 2017-H1, Class C, 4.28%, 06/15/50
(a)
121 124,266
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
2,440 1,908,779
Series 2017-HR2, Class D, 2.73%,
12/15/50
(c)
.................... 1,360 1,115,200
Series 2018-H3, Class A5, 4.18%, 07/15/51 37 44,134
Series 2018-H3, Class C, 4.85%, 07/15/51
(a)
220 244,052
Series 2018-H3, Class D, 3.00%, 07/15/51
(b)
291 260,220
Series 2018-H4, Class C, 5.08%, 12/15/51
(a)
150 160,418
Series 2018-L1, Class A3, 4.14%, 10/15/51 120 139,419
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.06%, 07/15/35
(a)(b)
.. 300 295,486
Series 2019-H6, Class A4, 3.42%, 06/15/52 420 475,168
Series 2019-H7, Class A4, 3.26%, 07/15/52 520 588,660
Series 2019-L2, Class A4, 4.07%, 03/15/52 347 410,732
Series 2020-L4, Class D, 2.50%, 02/15/53
(b)
555 499,957
Natixis Commercial Mortgage Securities Trust
(b)
:
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 1.09%, 06/15/35
(a)
... 177 173,951
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 980,913
Series 2019-LVL, Class D, 4.44%,
08/15/38
(a)
.................... 310 306,800
One Market Plaza Trust, Series 2017-1MKT,
Class D, 4.15%, 02/10/32
(b)
........... 920 941,176
Scorpio European Loan Conduit No. 34 DAC,
Series 34A, Class C, (LIBOR GBP 3 Month
+ 2.10%), 2.15%, 05/17/29
(a)(b)
......... GBP 260 333,959
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.48%,
09/15/39
(a)(b)
..................... USD 460 456,198
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class D, 5.03%, 08/10/49
(a)
(b)
............................ 130 132,833
VNDO Trust, Series 2016-350P, Class D,
3.90%, 01/10/35
(a)(b)
................ 710 729,711
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class A5, 3.41%,
12/15/47 ..................... 130 142,643
Series 2015-C28, Class A4, 3.54%, 05/15/48 220 244,290
Series 2015-C31, Class A4, 3.70%, 11/15/48 250 281,352
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-NXS1, Class A5, 3.15%,
05/15/48 ..................... USD 89 $ 97,223
Series 2015-NXS2, Class A5, 3.77%,
07/15/58
(a)
.................... 890 994,806
Series 2015-NXS4, Class A4, 3.72%,
12/15/48 ..................... 150 169,021
Series 2015-P2, Class A4, 3.81%, 12/15/48 510 579,390
Series 2016-C32, Class A3, (LIBOR USD 1
Month + 1.42%), 1.57%, 01/15/59
(a)
... 720 719,676
Series 2016-C34, Class A3, (LIBOR USD 1
Month + 1.04%), 1.19%, 06/15/49
(a)(b)
.. 390 393,286
Series 2016-NXS5, Class B, 4.96%,
01/15/59
(a)
.................... 200 229,948
Series 2016-NXS5, Class D, 4.99%,
01/15/59
(a)
.................... 2,137 2,178,048
Series 2017-C39, Class D, 4.35%,
09/15/50
(a)(b)
................... 120 102,416
Series 2017-C41, Class B, 4.19%,
11/15/50
(a)
.................... 3,000 3,231,606
Series 2017-HSDB, Class A, (LIBOR USD 1
Month + 0.85%), 1.00%, 12/13/31
(a)(b)
.. 397 388,156
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)(b)
................... 210 232,396
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... 83 71,208
Series 2018-C45, Class C, 4.73%, 06/15/51 130 140,889
Series 2018-C48, Class B, 4.90%,
01/15/52
(a)
.................... 766 910,146
Series 2019-C52, Class C, 3.56%, 08/15/52 380 394,188
Series 2020-SDAL, Class D, (LIBOR USD 1
Month + 2.09%), 2.25%, 02/15/37
(a)(b)
.. 720 656,892
WFRBS Commercial Mortgage Trust, Series
2014-C21, Class A5, 3.68%, 08/15/47 .... 485 530,507
121,151,775
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(a)
245 Park Avenue Trust, Series 2017-245P,
Class XA, 0.15%, 06/05/37
(b)
.......... 11,000 121,308
Banc of America Commercial Mortgage Trust:
Series 2017-BNK3, Class XB, 0.63%,
02/15/50 ..................... 4,185 148,751
Series 2017-BNK3, Class XD, 1.28%,
02/15/50
(b)
.................... 2,000 130,060
BANK:
Series 2019-BN20, Class XA, 0.84%,
09/15/62 ..................... 2,467 147,900
Series 2019-BN20, Class XB, 0.36%,
09/15/62 ..................... 8,371 244,053
Barclays Commercial Mortgage Trust, Series
2019-C3, Class XA, 1.34%, 05/15/52 .... 2,192 199,725
BBCMS Mortgage Trust, Series 2020-C7, Class
XA, 1.63%, 04/15/53 ............... 1,815 199,960
BBCMS Trust, Series 2015-SRCH, Class XA,
0.95%, 08/10/35
(b)
................. 7,216 349,596
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.60%, 11/05/36
(b)
................. 65,905 1,436,808
Benchmark Mortgage Trust:
Series 2019-B13, Class XA, 1.13%,
08/15/57 ..................... 12,335 921,269
Series 2019-B9, Class XA, (LIBOR USD 1
Month + 0.00%), 1.04%, 03/15/52 .... 3,062 219,915
Series 2020-B17, Class XB, (LIBOR USD 1
Month + 0.00%), 0.53%, 03/15/53
(c)
... 1,560 63,336
Series 2020-B20, Class XA, 1.63%,
10/15/53 ..................... 5,107 582,556

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2020-B21, Class XA, 1.46%,
12/17/53 ..................... USD 1,890 $ 216,471
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.72%, 05/10/58 .... 2,030 72,857
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.80%, 11/10/42
(b)(c)
.. 10,100 708,010
Commercial Mortgage Trust:
Series 2013-CR6, Class XA, 1.02%,
03/10/46 ..................... 14,675 177,554
Series 2015-3BP, Class XA, 0.06%,
02/10/35
(b)
.................... 40,878 156,972
Series 2018-COR3, Class XD, 1.75%,
05/10/51
(b)
.................... 770 80,261
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class XB, 0.13%,
11/15/50 ..................... 3,170 46,515
Series 2019-C16, Class XA, 1.57%,
06/15/52 ..................... 6,789 711,000
Series 2019-C17, Class XA, 1.37%,
09/15/52 ..................... 5,742 525,707
Series 2019-C17, Class XB, 0.56%,
09/15/52 ..................... 4,040 162,950
DBGS Mortgage Trust, Series 2019-1735,
Class X, 0.29%, 04/10/37
(b)
........... 5,975 141,607
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, (LIBOR USD 1 Month + 0.00%), 1.00%,
06/10/50 ....................... 3,040 156,621
GS Mortgage Securities Trust:
Series 2019-GSA1, Class XA, 0.83%,
11/10/52 ..................... 3,080 186,411
Series 2020-GSA2, Class XA, 1.74%,
12/12/53 ..................... 8,250 1,112,987
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.83%,
09/15/47 ....................... 939 23,880
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 1,800 65,875
JPMorgan Chase Commercial Mortgage
Securities Trust:
Series 2013-LC11, Class XB, 0.51%,
04/15/46 ..................... 4,040 47,092
Series 2016-JP3, Class XC, 0.75%,
08/15/49
(b)
.................... 4,330 155,051
Ladder Capital Commercial Mortgage Mortgage
Trust, Series 2013-GCP, Class XA, 1.17%,
02/15/36
(b)
...................... 2,951 204,463
Morgan Stanley Capital I Trust:
Series 2017-H1, Class XD, 2.20%,
06/15/50
(b)
.................... 3,030 344,541
Series 2019-H6, Class XB, 0.72%, 06/15/52 5,210 265,337
Series 2019-L2, Class XA, 1.03%, 03/15/52 2,048 143,635
Olympic Tower Mortgage Trust, Series 2017-
OT, Class XA, 0.38%, 05/10/39
(b)
....... 10,700 248,454
One Market Plaza Trust
(b)
:
Series 2017-1MKT, Class XCP, 0.09%,
02/10/32 ..................... 17,050 28,644
Series 2017-1MKT, Class XNCP, 0.00%,
02/10/32
(c)
.................... 3,410 34
UBS Commercial Mortgage Trust:
Series 2019-C17, Class XA, 1.49%,
10/15/52 ..................... 6,806 684,994
Series 2019-C18, Class XA, 1.04%,
12/15/52 ..................... 7,291 504,755
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.26%,
08/15/49
(b)
.................... USD 1,180 $ 69,656
Series 2019-C50, Class XA, 1.42%,
05/15/52 ..................... 4,730 424,565
Series 2020-C58, Class XA, 1.89%,
07/15/53 ..................... 3,840 550,344
12,982,480
Total Non-Agency Mortgage-Backed Securities — 4.0%
(Cost: $174,796,359) .............................. 176,709,796
Beneficial Interest
(000)
Other Interests — 0.0%
(g)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c)(h)( i )
....... 16,030 —
Total Other Interests — 0.0% .......................... —
Par (000)
Pa r (000)
Capital Trusts — 0.3%
Capital Markets — 0.2%
(a)(d)
Bank of New York Mellon Corp. (The), Series F,
(LIBOR USD 3 Month + 3.13%), 4.62% ... 1,874 1,986,440
State Street Corp.:
Series F, (LIBOR USD 3 Month + 3.60%),
3.81% ....................... 1,110 1,104,450
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ....................... 3,780 3,987,144
7,078,034
Entertainment — 0.1%
NBCUniversal Enterprise, Inc., 5.25%
(b)(d)
.... 5,050 5,151,000
Total Capital Trusts — 0.3%
(Cost: $11,892,985) ............................... 12,229,034
U.S. Government Sponsored Agency Securities — 31.1%
Agency Obligations — 0.0%
Federal National Mortgage Association,
6.63%, 11/15/30 .................. 1,500 2,271,184
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.:
Series 1591, Class PK, 6.35%, 10/15/23 .. 143 151,658
Series 2996, Class MK, 5.50%, 06/15/35 .. 5 5,903
Federal National Mortgage Association:
Series 2005-29, Class WB, 4.75%, 04/25/35 58 61,560
Series 2005-62, Class CQ, 4.75%, 07/25/35 11 11,418
230,539
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series KL4F, Class
A2AS, 3.68%, 10/25/25
(a)
............ 382 416,723
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
:
Series 2018-K80, Class B,
4.23%, 08/25/50
(b)
............... 340 389,802
Series 2018-SB52, Class A10F,
3.47%, 06/25/28 ................ 505 539,825
Series 2018-SB53, Class A10F,
3.65%, 06/25/28 ................ 306 336,819

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Federal National Mortgage Association ACES
Variable Rate Notes
(a)
:
Series 2006-M2, Class A2A,
5.27%, 10/25/32 ................ USD 2,761 $ 3,143,133
Series 2018-M14, Class A2,
3.58%, 08/25/28 ................ 751 883,903
Government National Mortgage Association:
Series 2015-97, Class VA, 2.25%, 12/16/38 227 234,463
Series 2016-158, Class VA, 2.00%, 03/16/35 146 147,839
6,092,507
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates, Series
KL06, Class XFX, 1.36%, 12/25/29 ...... 1,480 139,987
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(a)
:
Series K110, Class X1, 1.70%, 04/25/30 .. 959 127,042
Series K111, Class X1, 1.57%, 05/25/30 .. 4,365 550,775
Series K121, Class X1, 1.03%, 10/25/30 .. 3,100 262,478
Series K122, Class X1, 0.88%, 11/25/30 .. 2,790 207,786
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2012-23, 0.27%, 06/16/53 ....... 634 4,505
Series 2013-30, 0.68%, 09/16/53 ....... 2,360 54,709
Series 2013-63, 0.77%, 09/16/51 ....... 2,774 83,341
Series 2013-78, 0.71%, 10/16/54 ....... 2,762 74,165
Series 2013-191, 0.71%, 11/16/53 ...... 793 17,896
Series 2015-22, 0.60%, 03/16/55 ....... 1,812 56,381
Series 2015-37, 0.66%, 10/16/56 ....... 425 16,546
Series 2015-48, 0.60%, 02/16/50 ....... 1,145 37,480
Series 2016-26, 0.88%, 02/16/58 ....... 6,622 327,932
Series 2016-92, 0.87%, 04/16/58 ....... 820 42,838
Series 2016-96, 0.90%, 12/16/57 ....... 3,269 174,882
Series 2016-110, 0.94%, 05/16/58 ...... 3,158 181,181
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.15%, 02/16/58 .......... 1,487 105,943
Series 2016-128, 0.86%, 09/16/56 ...... 2,468 135,733
Series 2016-152, 0.83%, 08/15/58 ...... 2,273 128,954
Series 2016-162, 0.89%, 09/16/58 ...... 1,863 112,564
Series 2016-165, 0.94%, 12/16/57 ...... 892 52,938
2,896,056
Mortgage-Backed Securities — 30.9%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31 ........... 5,534 5,886,800
3.00%, 09/01/27 - 12/01/46 ........... 6,315 6,791,211
3.50%, 04/01/42 - 01/01/48 ........... 6,735 7,414,207
4.00%, 08/01/40 - 12/01/45 ........... 2,829 3,122,686
4.50%, 02/01/39 - 04/01/49 ........... 24,855 27,627,385
5.00%, 07/01/35 - 11/01/41 ........... 2,956 3,428,969
5.50%, 05/01/36 - 06/01/41 ........... 2,043 2,396,504
6.00%, 06/01/29 - 12/01/32 ........... 4 4,912
8.00%, 11/01/22 .................. —
(j)
96
Federal National Mortgage Association:
4.00%, 01/01/41 .................. 160 173,962
7.00%, 06/01/32 .................. 11 13,137
Government National Mortgage Association:
2.00%, 01/15/51 - 02/15/51
(k)
.......... 20,608 21,535,519
2.50%, 01/15/51
(k)
................. 46,442 49,163,211
3.00%, 12/20/44 - 09/20/50 ........... 68,377 72,434,189
3.00%, 01/15/51 - 02/15/51
(k)
.......... 16,853 17,628,673
3.50%, 01/15/42 - 04/20/48 ........... 41,599 44,881,325
3.50%, 01/15/51
(k)
................. 30,532 32,359,641
4.00%, 04/20/39 - 05/20/50 ........... 19,539 21,207,721
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.00%, 01/15/51
(k)
................. USD 17,105 $ 18,236,870
4.50%, 12/20/39 - 04/20/50 ........... 16,958 18,552,284
4.50%, 01/15/51
(k)
................. 2,018 2,160,837
5.00%, 12/15/38 - 07/20/41 ........... 3,812 4,363,658
5.50%, 03/15/32 - 11/15/33 ........... 4 4,159
6.00%, 12/15/36 .................. 45 50,094
7.50%, 11/15/29 .................. —
(j)
340
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32 ........... 3,135 3,290,967
2.00%, 01/25/36 - 02/25/51
(k)
.......... 205,808 213,950,948
2.50%, 09/01/27 - 12/01/50 ........... 74,087 78,837,093
2.50%, 01/25/51 - 02/25/51
(k)
.......... 45,164 47,594,123
3.00%, 04/01/28 - 09/01/50 ........... 163,551 176,316,554
3.00%, 01/25/36
(k)
................. 11,183 11,735,932
3.50%, 08/01/27 - 08/01/50 ........... 87,999 96,305,523
3.50%, 01/25/36 - 02/25/51
(k)
.......... 81,713 86,436,796
4.00%, 08/01/33 - 09/01/50 ........... 48,799 53,877,526
4.00%, 01/25/51 - 02/25/51
(k)
.......... 115,821 123,759,964
4.50%, 02/01/25 - 12/01/49 ........... 80,238 89,482,391
4.50%, 01/25/51
(k)
................. 1,128 1,222,470
5.00%, 11/01/32 - 06/01/45 ........... 3,848 4,420,965
5.00%, 01/25/51
(k)
................. 13,305 14,724,373
5.50%, 10/01/21 - 04/01/41 ........... 4,673 5,444,488
6.00%, 01/01/21 - 06/01/41 ........... 6,661 7,839,156
6.50%, 05/01/40 .................. 1,430 1,715,974
1,376,393,633
Total U.S. Government Sponsored Agency Securities — 31.1%
(Cost: $1,368,141,720) ............................ 1,387,883,919
U.S. Treasury Obligations — 16.4%
U.S. Treasury Bonds:
4.25%, 05/15/39 - 11/15/40 ........... 4,474 6,688,359
4.50%, 08/15/39 .................. 1,764 2,698,920
4.38%, 11/15/39 .................. 1,764 2,667,637
4.63%, 02/15/40 .................. 2,710 4,224,742
1.13%, 05/15/40 - 08/15/40 ........... 7,808 7,402,350
3.88%, 08/15/40 .................. 2,710 3,883,981
1.38%, 11/15/40 .................. 3,904 3,860,080
3.13%, 02/15/43 .................. 6,784 8,897,905
2.88%, 05/15/43 - 11/15/46 ........... 13,320 16,926,966
3.63%, 08/15/43 .................. 6,784 9,580,810
3.75%, 11/15/43 .................. 6,784 9,764,720
2.50%, 02/15/45 .................. 17,264 20,587,994
2.75%, 11/15/47 .................. 17,264 21,664,971
3.00%, 02/15/48 .................. 23,800 31,243,078
2.25%, 08/15/49 .................. 9,235 10,568,664
U.S. Treasury Inflation Linked Bonds,
0.25%, 02/15/50
(l)
................. 28,155 33,539,532
U.S. Treasury Notes:
1.13%, 07/31/21 .................. 29,384 29,556,172
1.75%, 07/31/21 - 11/15/29 ........... 140,061 145,655,950
1.50%, 01/31/22 - 02/15/30 ........... 94,292 98,220,469
2.13%, 12/31/22 - 05/15/25 ........... 40,484 43,035,032
0.50%, 03/15/23 - 05/31/27 ........... 43,714 43,880,982
0.25%, 04/15/23 .................. 27,547 27,614,792
2.75%, 05/31/23 .................. 13,062 13,880,416
2.00%, 02/15/25 .................. 16,322 17,475,379
0.38%, 04/30/25 .................. 43,313 43,470,348
1.63%, 11/30/26 - 08/15/29 ........... 14,754 15,760,934
2.38%, 05/15/27 - 05/15/29 ........... 11,259 12,597,397
2.25%, 08/15/27 .................. 29,229 32,409,937
2.88%, 08/15/28 .................. 3,916 4,548,832
3.13%, 11/15/28 .................. 3,916 4,636,483

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.63%, 02/15/29 .................. USD 2,633 $ 3,022,602
Total U.S. Treasury Obligations — 16.4%
(Cost: $706,989,118) .............................. 729,966,434
Total Long-Term Investments — 102.4%
(Cost: $4,409,046,310) ............................ 4,566,310,060
Short-Term Securities — 10.9%
Foreign Government Obligations — 3.1%
Japan — 3.1%
Japan Treasury Bill, (0.09)%
,
03/15/21
(m)
.... JPY 14,000,000 135,613,963
Total Foreign Government Obligations — 3.1%
(Cost: $134,581,855) .............................. 135,613,963
Shares
Shares
Money Market Funds — 7.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
(n)*
................... 347,343,879 347,343,879
Total Money Market Funds — 7.8%
(Cost: $347,343,879) .............................. 347,343,879
Total Short-Term Securities — 10.9%
(Cost: $481,925,734) .............................. 482,957,842
Total Options Purchased — 0.0%
(Cost: $3,007,478) ............................... 2,439,431
Total Investments Before TBA Sale Commitments — 113.3%
(Cost: $4,893,979,522 ) ............................ 5,051,707,333
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments — (6.9)%
(k)
Mortgage-Backed Securities — (6.9)%
Government National Mortgage Association:
2.00% ,  01/15/51 .................. USD 6,800 $ (7,111,047)
3.00% ,  01/15/51 .................. 1,957 (2,045,918)
3.50% ,  01/15/51 .................. 1,102 (1,167,948)
4.00% ,  01/15/51 .................. 711 (758,049)
Uniform Mortgage-Backed Securities:
2.50% ,  01/25/36 - 03/25/51 ........... 77,409 (81,487,118)
3.00% ,  01/25/36 - 01/25/51 ........... 71,668 (75,089,507)
3.50% ,  01/25/36 - 01/25/51 ........... 25,574 (27,032,782)
4.00% ,  01/25/36 - 01/25/51 ........... 48,425 (51,687,328)
2.00% ,  01/25/51 .................. 48,215 (50,085,479)
4.50% ,  01/25/51 .................. 12,501 (13,547,959)
Total TBA Sale Commitments — (6.9)%
(Proceeds: $309,057,644) .......................... (310,013,135)
Total Investments Net of TBA Sale Commitments — 106.4%
(Cost: $4,584,921,878 ) ............................ 4,741,694,198
Liabilities in Excess of Other Assets — (6.4)% ............. (283,532,315)
Net Assets — 100.0% ............................... $ 4,458,161,883
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Perpetual security with no stated maturity date.
(e)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)
Zero-coupon bond.
(g)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Non-income producing security.
(j)
Amount is less than 500.
(k)
Represents or includes a TBA transaction.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(m)
Rates are discount rates or a range of discount rates as of period end.
(n)
Annualized 7-day yield as of period end.

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 364,094,477 $ — $ (16,750,598) $ — $ — $ 347,343,879 347,343,879 $ 36,508 $ —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 359 03/22/21 $ 62,174 $ (77,088)
U.S. Treasury Ultra Bond .................................................... 932 03/22/21 199,040 (1,023,567)
U.S. Treasury 2 Year Note .................................................... 1,296 03/31/21 286,386 241,739
U.S. Treasury 5 Year Note .................................................... 1,479 03/31/21 186,597 437,478
(421,438)
Short Contracts
Euro-Bund .............................................................. 671 03/08/21 145,616 (13,058)
Euro- Buxl ............................................................... 119 03/08/21 32,745 (304,756)
U.S. Treasury 10 Year Note ................................................... 1,780 03/22/21 245,779 (325,532)
U.S. Treasury 10 Year Ultra Note ............................................... 403 03/22/21 63,013 165,620
(477,726)
$ (899,164)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 9,576,063 USD 13,090,000 Bank of America NA 01/05/21 $ 5,267
MXN 89,530,300 USD 4,430,000 Citibank NA 01/05/21 69,123
MXN 175,150,232 USD 8,660,000 HSBC Bank plc 01/05/21 141,740
USD 13,090,000 ZAR 192,275,738 BNP Paribas SA 01/05/21 5,567
ZAR 66,352,540 USD 4,430,000 BNP Paribas SA 01/05/21 85,314
ZAR 134,624,463 USD 8,660,000 Deutsche Bank AG 01/05/21 501,243
IDR 123,041,280,000 USD 8,660,000 Bank of America NA 01/06/21 109,029
IDR 62,852,840,000 USD 4,430,000 JPMorgan Chase Bank NA 01/06/21 49,459
INR 643,005,000 USD 8,660,000 Bank of America NA 01/06/21 139,798
INR 326,513,150 USD 4,430,000 JPMorgan Chase Bank NA 01/06/21 38,472
AUD 1,490,000 USD 1,128,110 Natwest Markets plc 01/08/21 20,657
BRL 4,634,131 USD 890,000 UBS AG 01/08/21 2,240
CNY 14,584,869 USD 2,230,000 Natwest Markets plc 01/08/21 12,377
IDR 37,741,410,000 USD 2,660,000 Barclays Bank plc 01/08/21 36,926
INR 81,304,850 USD 1,100,000 UBS AG 01/08/21 12,602
JPY 72,378,026 USD 700,000 Morgan Stanley & Co. International plc 01/08/21 993
JPY 159,160,896 USD 1,530,000 State Street Bank and Trust Co. 01/08/21 11,499
KRW 2,423,647,260 USD 2,220,000 Morgan Stanley & Co. International plc 01/08/21 9,671
KRW 734,162,148 USD 670,000 Royal Bank of Canada 01/08/21 5,403
MXN 44,458,581 USD 2,220,000 JPMorgan Chase Bank NA 01/08/21 13,329
MXN 43,531,668 USD 2,150,000 State Street Bank and Trust Co. 01/08/21 36,766
USD 1,110,000 BRL 5,735,259 Deutsche Bank AG 01/08/21 5,752
USD 1,330,000 PLN 4,877,311 Citibank NA 01/08/21 24,359
USD 2,230,000 TWD 62,629,550 Goldman Sachs International 01/08/21 334
RUB 665,104,454 USD 8,660,000 Citibank NA 01/12/21 326,835
KZT 112,797,300 USD 257,000 Citibank NA 01/20/21 10,448
MXN 261,662,555 USD 13,090,000 Citibank NA 02/02/21 16,370
USD 13,090,000 EUR 10,691,169 Bank of America NA 02/02/21 20,018
USD 13,090,000 JPY 1,351,021,518 Bank of America NA 02/02/21 1,043
USD 13,090,000 SEK 107,467,342 Bank of America NA 02/02/21 23,542
COP 6,936,996,417 USD 1,997,499 JPMorgan Chase Bank NA 02/24/21 31,989
IDR 3,624,605,416 USD 255,146 BNP Paribas SA 02/24/21 4,455
IDR 4,239,073,800 USD 297,688 Citibank NA 02/24/21 5,923
IDR 9,305,150,884 USD 651,031 Deutsche Bank AG 02/24/21 15,422
IDR 1,598,625,822 USD 112,532 Goldman Sachs International 02/24/21 1,965
IDR 1,748,075,538 USD 122,957 UBS AG 02/24/21 2,244

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
MXN 156,961,000 USD 7,776,583 Citibank NA 02/26/21 $ 64,766
1,862,940
EUR 10,698,378 USD 13,090,000 Bank of America NA 01/05/21 (20,327)
JPY 1,351,477,050 USD 13,090,000 Bank of America NA 01/05/21 (1,268)
SEK 107,502,280 USD 13,090,000 Bank of America NA 01/05/21 (23,944)
USD 8,660,000 EUR 7,231,141 Bank of America NA 01/05/21 (173,923)
USD 4,430,000 EUR 3,648,690 JPMorgan Chase Bank NA 01/05/21 (27,422)
USD 13,090,000 GBP 9,794,883 Deutsche Bank AG 01/05/21 (304,502)
USD 4,430,000 JPY 460,169,794 Bank of America NA 01/05/21 (26,634)
USD 8,660,000 JPY 902,263,750 Citibank NA 01/05/21 (78,209)
USD 13,090,000 MXN 260,824,795 Citibank NA 01/05/21 (17,103)
USD 4,430,000 SEK 37,213,320 Bank of America NA 01/05/21 (92,986)
USD 8,660,000 SEK 73,973,218 JPMorgan Chase Bank NA 01/05/21 (330,862)
USD 965,601 AUD 1,308,000 Bank of America NA 01/06/21 (42,817)
USD 8,760,000 CLP 6,569,206,000 Citibank NA 01/06/21 (485,711)
USD 4,330,000 CLP 3,321,456,400 JPMorgan Chase Bank NA 01/06/21 (344,724)
USD 25,476,000 EUR 21,367,500 Goldman Sachs International 01/06/21 (628,370)
USD 1,283,759 EUR 1,055,000 HSBC Bank plc 01/06/21 (5,119)
USD 25,589,633 EUR 21,367,500 UBS AG 01/06/21 (514,737)
BRL 5,694,633 USD 1,110,000 Citibank NA 01/08/21 (13,574)
MXN 22,271,311 USD 1,120,000 Citibank NA 01/08/21 (1,225)
PLN 4,862,106 USD 1,330,000 UBS AG 01/08/21 (28,429)
USD 1,080,000 CAD 1,380,412 JPMorgan Chase Bank NA 01/08/21 (4,484)
USD 1,340,000 CLP 978,736,000 Morgan Stanley & Co. International plc 01/08/21 (37,449)
USD 1,110,000 COP 3,815,169,900 Goldman Sachs International 01/08/21 (7,017)
USD 2,008,257 EUR 1,650,000 Barclays Bank plc 01/08/21 (7,642)
USD 1,330,000 KRW 1,472,323,300 Citibank NA 01/08/21 (24,486)
USD 670,000 MXN 13,400,833 Bank of America NA 01/08/21 (3,176)
USD 2,430,000 ZAR 36,910,792 Goldman Sachs International 01/08/21 (80,436)
RUB 327,332,700 USD 4,430,000 Bank of America NA 01/12/21 (7,108)
RUB 194,833,828 USD 2,660,000 Barclays Bank plc 01/12/21 (27,422)
USD 1,990,000 RUB 150,312,889 HSBC Bank plc 01/12/21 (41,015)
USD 134,758,926 JPY 14,002,800,000 Barclays Bank plc 01/19/21 (879,616)
RUB 971,539,800 USD 13,090,000 JPMorgan Chase Bank NA 02/02/21 (3,993)
USD 13,090,000 GBP 9,573,927 Bank of America NA 02/02/21 (5,322)
ZAR 193,028,413 USD 13,090,000 BNP Paribas SA 02/02/21 (7,342)
INR 958,672,330 USD 13,090,000 Citibank NA 02/03/21 (2,430)
USD 27,012,892 CNY 178,336,410 Morgan Stanley & Co. International plc 02/24/21 (321,035)
USD 3,367,211 COP 12,257,995,898 Deutsche Bank AG 02/24/21 (218,988)
USD 6,424,451 IDR 91,490,611,000 JPMorgan Chase Bank NA 02/24/21 (128,290)
USD 15,271,786 RUB 1,166,428,502 Citibank NA 02/24/21 (399,386)
USD 11,304,910 MXN 229,207,053 Barclays Bank plc 02/26/21 (145,657)
USD 3,606,022 MXN 72,939,000 Deutsche Bank AG 02/26/21 (37,814)
USD 73,238,726 CNY 481,324,907 Standard Chartered Bank 03/17/21 (429,434)
USD 6,405,111 IDR 91,490,610,659 JPMorgan Chase Bank NA 03/31/21 (127,776)
(6,109,204)
$ (4,246,264)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2021 Futures .............. 5,223 06/11/21 USD 99.25 USD 1,305,750 $ 1,077,244
90-day Eurodollar September 2021 Futures .......... 6,006 09/10/21 USD 99.38 USD 1,501,500 938,438
90-day Eurodollar September 2021 Futures .......... 6,780 09/10/21 USD 99.63 USD 1,695,000 423,749
$ 2,439,431

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
REPO_CORRA At Termination
0.48%
At Termination 10/07/22
(a)
10/07/23 CAD 94,444 $ 33,494 $ — $ 33,494
3 month BA Semi-Annual 0.76% Semi-Annual 10/07/22
(a)
10/07/23 CAD 226,755 43,198 (4,706) 47,904
3 month BA Semi-Annual 0.75% Semi-Annual 10/24/22
(a)
10/24/23 CAD 156,755 2,659 — 2,659
3 month BA Semi-Annual 0.74% Semi-Annual 10/26/22
(a)
10/26/23 CAD 117,846 (8,979) — (8,979)
3 month BA Semi-Annual 0.83% Semi-Annual 11/09/22
(a)
11/09/23 CAD 117,303 63,936 — 63,936
3 month BA Semi-Annual 0.85% Semi-Annual 12/01/22
(a)
12/01/23 CAD 137,485 70,873 — 70,873
0.80% Semi-Annual 3 month BA Semi-Annual 12/12/22
(a)
12/12/23 CAD 143,218 (4,351) — (4,351)
28 day MXIBTIIE Monthly 6.67% Monthly N/A 08/12/24 MXN 27,583 103,039 — 103,039
28 day MXIBTIIE Monthly 6.72% Monthly N/A 08/13/24 MXN 23,733 90,486 — 90,486
28 day MXIBTIIE Monthly 6.59% Monthly N/A 11/08/24 MXN 35,449 132,408 — 132,408
28 day MXIBTIIE Monthly 6.58% Monthly N/A 01/06/25 MXN 112,180 426,613 — 426,613
28 day MXIBTIIE Monthly 5.04% Monthly N/A 11/12/25 MXN 203,752 156,669 — 156,669
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 844 (122,612) — (122,612)
2.93% Semi-Annual 3 month LIBOR Quarterly N/A 08/24/28 USD 1,870 (329,610) — (329,610)
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 1,035 (198,649) — (198,649)
$ 459,174 $ (4,706) $ 463,880
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.72% At Termination 1 month HICPXT At Termination 09/15/25 EUR 14,610 $ 118,856 $ — $ 118,856
0.73% At Termination 1 month HICPXT At Termination 09/15/25 EUR 14,610 109,409 — 109,409
0.67% At Termination 1 month HICPXT At Termination 10/15/25 EUR 17,440 188,076 — 188,076
0.70% At Termination 1 month HICPXT At Termination 11/15/25 EUR 16,100 288,820 — 288,820
1.01% At Termination 1 month HICPXT At Termination 12/15/25 EUR 3,710 441 — 441
1.03% At Termination 1 month HICPXT At Termination 12/15/25 EUR 5,565 (7,465) — (7,465)
1.03% At Termination 1 month HICPXT At Termination 12/15/25 EUR 5,565 (6,991) — (6,991)
1 month HICPXT At Termination 0.96% At Termination 09/15/30 EUR 14,610 (176,456) — (176,456)
1 month HICPXT At Termination 0.98% At Termination 09/15/30 EUR 14,610 (145,407) — (145,407)
1 month HICPXT At Termination 0.92% At Termination 10/15/30 EUR 17,440 (317,826) — (317,826)
1 month HICPXT At Termination 0.90% At Termination 11/15/30 EUR 16,100 (484,131) — (484,131)
1 month HICPXT At Termination 1.13% At Termination 12/15/30 EUR 3,710 (3,467) — (3,467)
1 month HICPXT At Termination 1.14% At Termination 12/15/30 EUR 5,565 5,545 — 5,545
1 month HICPXT At Termination 1.14% At Termination 12/15/30 EUR 5,565 1,073 — 1,073
UK Retail Price Index All
Items Monthly At Termination 3.33% At Termination 11/15/40 GBP 4,700 35,689 — 35,689
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 3,200 105,345 — 105,345
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 1,500 48,655 — 48,655
$ (239,834) $ — $ (239,834)

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Republic of Chile .......... 1.00 % Quarterly Citibank NA 12/20/25 USD 1,076 $ (29,584) $ (14,073) $ (15,511)
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 470 (2,818) 8,125 (10,943)
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 460 (2,758) 7,519 (10,277)
Republic of Colombia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 9,470 (56,788) 174,759 (231,547)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 1,690 (10,134) 29,959 (40,093)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 682 (4,090) 14,910 (19,000)
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 410 (2,459) 7,241 (9,700)
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 280 (1,679) 4,712 (6,391)
Republic of Indonesia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 710 (11,325) 1,594 (12,919)
Republic of Indonesia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 690 (11,006) 1,220 (12,226)
Republic of Indonesia ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 USD 902 (14,388) 1,726 (16,114)
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 1,749 (11,523) 16,011 (27,534)
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 1,936 (12,758) 13,394 (26,152)
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 2,302 (15,167) 16,865 (32,032)
Russian Federation ........ 1.00 Quarterly Citibank NA 12/20/25 USD 787 (5,183) 5,009 (10,192)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 770 (7,319) 12,495 (19,814)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 760 (7,224) 11,256 (18,480)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 6,505 (61,833) 114,452 (176,285)
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 772 (7,338) 12,710 (20,048)
CMBX.NA.9.AAA- ......... 0.50 Monthly Credit Suisse International 09/17/58 USD 1,280 (17,199) 15,705 (32,904)
CMBX.NA.9.AAA- ......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 1,030 (13,840) 12,806 (26,646)
CMBX.NA.9.AAA- ......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,570 (21,096) 20,744 (41,840)
CMBX.NA.9.AAA- ......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 860 (11,556) 10,552 (22,108)
CMBX.NA.9.AAA- ......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 720 (9,675) 8,834 (18,509)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 440 52,111 14,648 37,463
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 288 34,109 15,672 18,437
CMBX.NA.6.AAA- ......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 1,755 (9,417) (1,329) (8,088)
CMBX.NA.6.AAA- ......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 751 (4,032) (111) (3,921)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 270 71,966 24,485 47,481
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 10 2,664 582 2,082
$ – $ – $ –
$ (201,339) $ 562,472 $ (763,811)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.3.AM ....... 0.50 % Monthly
Credit Suisse
International 12/13/49 NR USD — $ — $ (4) $ 4
CMBX.NA.3.AM ....... 0.50 Monthly
Goldman Sachs
International 12/13/49 NR USD — — (11) 11
CMBX.NA.3.AM ....... 0.50 Monthly
JPMorgan Chase Bank
NA 12/13/49 NR USD 1 — (54) 54
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 531 (62,889) (60,256) (2,633)
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 352 (41,689) (35,419) (6,270)
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 170 (20,134) (38,092) 17,958
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 207 (24,516) (23,897) (619)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 240 (28,424) 249 (28,673)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 210 (24,871) (55,145) 30,274
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A- USD 4,050 (123,433) (164,840) 41,407
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A- USD 2,020 (61,564) (83,626) 22,062
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 NR USD 35 (4,307) (2,840) (1,467)

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
i
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.6.BBB- ..... 3.00 % Monthly
Credit Suisse
International 05/11/63 NR USD 280 $ (74,632) $ (21,002) $ (53,630)
$ (466,459) $ (484,937) $ 18,478
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.27% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 05/16/21 USD 8,580 $ (131,780) $ — $ (131,780)
28 day
MXIBTIIE Monthly 6.43% Monthly Bank of America NA 06/06/25 MXN 6,011 22,063 — 22,063
28 day
MXIBTIIE Monthly 6.33% Monthly Citibank NA 06/09/25 MXN 3,006 10,455 — 10,455
$ (99,262) $ — $ (99,262)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day REPO_CORRA ................................... Canadian Overnight Repo Rate 0.20%
1 month HICPXT ...................................... Harmonized Index Of Consumer Prices Excluding Tobacco (0.36)
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.48
3 month BA .......................................... Canadian Bankers Acceptances 0.48
3 month LIBOR ....................................... London Interbank Offered Rate 0.24
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
BA Canadian Bankers Acceptances
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
RB Revenue Bonds
REPO_CORRA Canadian Overnight Repo Rate
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 289,266,463 $ 3,994,007 $ 293,260,470
Corporate Bonds ........................................ — 1,638,370,827 — 1,638,370,827
Foreign Agency Obligations ................................. — 16,230,915 — 16,230,915
Foreign Government Obligations .............................. — 283,622,593 — 283,622,593
Municipal Bonds ......................................... — 28,036,072 — 28,036,072
Non-Agency Mortgage-Backed Securities ........................ — 174,463,576 2,246,220 176,709,796
Capital Trusts ........................................... — 12,229,034 — 12,229,034
U.S. Government Sponsored Agency Securities .................... — 1,387,883,919 — 1,387,883,919
U.S. Treasury Obligations ................................... — 729,966,434 — 729,966,434
Short-Term Securities:
Foreign Government Obligations .............................. — 135,613,963 — 135,613,963
Money Market Funds ...................................... 347,343,879 — — 347,343,879
Options Purchased:
Interest rate contracts ...................................... 2,439,431 — — 2,439,431
Liabilities:
Investments:
TBA Sale Commitments .................................... — (310,013,135) — (310,013,135)
$ 349,783,310 $ 4,385,670,661 $ 6,240,227 $ 4,741,694,198
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 217,233 $ — $ 217,233
Foreign currency exchange contracts ............................ — 1,862,940 — 1,862,940
Interest rate contracts ....................................... 844,837 1,160,599 — 2,005,436
Other contracts ........................................... — 901,909 — 901,909
Liabilities:
Credit contracts ........................................... — (962,566) — (962,566)
Foreign currency exchange contracts ............................ — (6,109,204) — (6,109,204)
Interest rate contracts ....................................... (1,744,001) (795,981) — (2,539,982)

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Level 1 Level 2 Level 3 Total
Other contracts ........................................... $ — $ (1,141,743) $ — $ (1,141,743)
$ (899,164) $ (4,866,813) $ — $ (5,765,977)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.